UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		   Washington, D.C.  20549

			  FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		        INVESTMENT COMPANIES

	Investment Company Act file number:  811-06431


			MANAGERS TRUST II
	 (Exact name of registrant as specified in charter)

	800 Connecticut Avenue, Norwalk, Connecticut 06854
	(Address of principal executive offices)  (Zip code)


		  The Managers Funds LLC
	800 Connecticut Avenue, Norwalk, Connecticut 06854
	   (Name and address of agent for service)


Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	MARCH 31

Date of reporting period:	APRIL 1, 2003 - MARCH 31, 2004
				(Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
================================




				  Managers
				  ========


				 ANNUAL REPORT
			      The Managers Funds

			Short Duration Government Fund
		   Intermediate Duration Government Fund
			 Total Return Bond Fund

			     Dated March 31,2004

			    access to excellence

				Table of Contents
				=================
							    Begins
							   on  Page

Letter to Shareholders				 		1
----------------------

Investment Managers' Comments and
---------------------------------				2
Schedules of Portfolio Investments
----------------------------------

Financial Statements
--------------------					       18
  Statements of Assets & Liabilities
        Fund balance sheets, Net Asset Value (NAV)
        per share computations and related
        components
  Statements of Operations 			               19
        Detail of sources of income,
        Fund expenses, and realized and unrealized
        gains (losses)during the fiscal year
  Statements of Changes in Net Assets 		               20
        Detail of changes in each Fund's assets
        for the past two fiscal periods

Financial Highlights
--------------------				               22
        Historical net asset values per share,
        distributions, total returns, expense ratios, turnover ratios and total net assets for the Funds

Notes to Financial Statements
----------------------------- 			               25
        Accounting and distribution policies,
        details of agreements and transactions with Fund management and description of certain investment risks

Report of Independent Auditors
------------------------------			               32

Trustees and Officers  					       33
---------------------

Founded in 1983,The Managers Funds offers individual and institutional investors the experience and discipline of some of the world 's most highly regarded investment professionals.

Letter to Shareholders
======================

Dear Fellow Shareholder:

The one-year period ending March 2004 was an extremely profitable year for most investors as stock markets around the world rebounded from a three-year slump, the economies of many countries displayed solid evidence that they are expanding, and, because inflation seemed to remain tame, bond markets provided acceptable returns, particularly in the credit sectors. Stock markets rose virtually uninterrupted from March '03 until early March '04 when valuation concerns induced some profit taking. One reason for this fortunate trend was that investors, business managers and consumers became less risk averse, most likely because their perceived risks were significantly diminished. Although the war in Iraq lingers on and has recently intensified, the swift initial success of the invasion without the release of chemical weapons, the loss of thousands of lives, the destruction of major oil fields or any major terrorist retaliation, was a considerable relief. These were serious risks that weighed on the economy and the financial markets before the war that, while certainly not eliminated, were significantly reduced by mid-year.
The rally in debt securities was interrupted dramatically during the summer of 2003 when strengthening economic statistics created fears that inflation would increase and that the FOMC would act to quell it. July proved to be one of the worst months for bonds in decades. However, inflation remained muted and the FOMC is only now starting to hint that it may tighten gradually in the coming months. Thus after a harrowing summer, bond prices stabilized and recovered. Corporate bonds, which had the most to gain from a strengthening economy, performed best, with the lowest grade credits leading the way.
Because the Funds detailed within this report are positioned in the high credit quality portions of the market and in the short and intermediate maturity spectrum, their returns for the period were modest. Managers Short Duration Government Fund returned 2.00% for the one-year ended March 31,2004,while its primary benchmark,the six-month U.S.Treasury bill, returned 1.22%.Managers Intermediate Duration Government Fund returned 4.07%for the period,slightly underperforming its primary benchmark,the Citigroup Mortgage Index,which returned 4.11%.Managers Total Return Bond Fund,a diversified investment grade portfolio,returned 4.17%for the period,which was behind its benchmark (Lehman Brothers Aggregate Index),which returned 5.41%.Given the low level of current interest rates,prospects for the returns of these Funds in the near future remain modest.
The following report contains detailed financial statements for each Fund,a listing of all portfolio holdings as of March 31,2004 and a written review of each Fund 's investment strategy as well as a commentary of the Fund 's performance for the year. As always, we post any news or other pertinent information about the Funds as soon as applicableon our website at www.managersfunds.com.Should you have any questions about this report, please feel free to contact us at 1-800-835-3879,or visit the website. Thank you for your investment.

Sincerely,

/s/ Peter M. Lebovitz				/s/ Thomas G. Hoffman

Peter M.Lebovitz				Thomas G. Hoffman,CFA
President					Director of Research

The Managers Funds				The Managers Funds

Managers Short Duration Government Fund
=======================================

Managers Short Duration Government Fund
---------------------------------------
("Short Duration ")seeks to provide investors with a high level of current income,consistent with a low volatility of NAV.The Fund seeks to achieve its objective by matching the duration,or interest rate risk,of a portfolio that investsexclusively in six-month U.S.Treasury securities on a constant maturity basis.TMF currently utilizes a single independent sub advisor,Smith Breeden Associates, Inc.("Smith Breeden ")to manage the portfolio.Dan Dektar,of Smith Breeden,has been managing the portfolio since the Fund 's inception in 1992.

The Portfolio Manager:
----------------------
Dan and the portfolio management team at Smith Breeden specialize in analyzing and investing in mortgage-backed securities.Through careful analysis and comparison of the characteristics of these securities, such as type of issuer, coupon,maturity, geographic structure,and prepayment rates,Dan seeks to structure a portfolio with similar risk characteristics to six-month U.S.Treasury securities but with slightly higher returns.Because there is less certainty about the timing of principal payments to individual mortgage securities than for U.S.Treasury securities,mortgage-backed securities tend to carry a slightly higher yield.A properly structured portfolio of mortgage securities, however, can have a highly predictable cash flow while maintaining a yield advantage over Treasuries.Although
Dan often purchases securities with maturities longer than six-months, he does not attempt to increase returns by actively positioning the interest rate sensitivity of the portfolio.Instead he typically manages the weighted average duration of the portfolio so that it remains close to six months.

The Year in Review:
-------------------
The economic backdrop continued to improve during the 12 months ended March 2004,as most reports and data released during the period confirmed a fairly robust economic recovery.While the early stages of the recovery were led by consumer spending,vis-vis easier access to credit,the recovery seemed more sure footed early in 2004,especially given the signs of a ramp-up in corporate spending plans. Such a macroeconomic backdrop is often good for stocks (strong economy =better corporate profits =higher equity prices)and bad for bonds (faster growth =potentially higher inflation =higher interest rates).
The backdrop indeed proved lucrative for equity prices:broad-based U.S.stock indices surged 30-40%during the 12-month period,while small-cap stocks surged more than 60%.
Bond market performance,meanwhile,was driven primarily by improving credit trends.
While volatile throughout the period,interest rates ended the 12 months relatively unchanged from the prior March.A lack of measurable inflation was the main reason why rates did not increase.
The Fed acknowledged as much by maintaining exceptionally low short-term interest rates throughout the period.In fact,when the Federal Open Market Committee decided to lower its target for the federal funds rate last June,it noted that deflation was more of a concern than inflation.Thus,returns for Treasuries were quite modest,often in line with their respective coupons.Shorter-term (1-3 year)Treasuries returned only 2.4%and Treasury bills returned just over 1%.
As would be expected given the improving economy,corporate bonds outperformed Treasuries by a wide margin.In particular,lower quality and longer duration credits had impressive returns.Outside of the corporate and Treasury segments of the bond market,mortgage-backed securities (MBS)and asset-backed securities (ABS)had mixed results.The MBS sector survived a brutal July,its worst month of relative performance ever,to finish the year with performance similar to comparable-duration Treasuries.In July,the unraveling of much of the leverage in the mortgage market resulted in a substantial drop in prices.The ABS sector, meanwhile,offered reasonable performance also due in part to the improving economy.
The Fund returned 2.0%for the 12 months ended March 2004,compared with a return of 1.2% for the 6-month Treasury bill.While modest in absolute terms,the Fund 's gain was reasonably good for a period where starting yields were low and the MBS sector struggled.
Dan Dektar managed the Fund fairly conservatively throughout the period.That is to say, the Fund 's exposure to the MBS sector remained low by historic standards.Instead,Dan looked to add value through specific security selection and timely trading.For securities,Dan invested in several types of Agency mortgages with less prepayment sensitivity.Prepayments can affect the returns to MBS bondholders because the quicker return of principal limits the

====================================================

amount of interest to be earned.Within the MBS sector,these included shorter-maturity MBS and reperforming MBS,which have less prepay sensitivity due to the credit standing of the underlying mortgagers.Dan also was able to capitalize on the opportunity presented in late July and early August.The rout in the MBS sector,as discussed above,made those bonds more attractively valued.Thus,Dan traded into the sector ahead of the recovery in late August.As spreads widened (MBS outperformed),Dan sold many of these securities and again adopted a conservative posture.
Outside of the MBS sector,Dan also invested modestly in higher-yielding,AAA-rated asset-backed securities.These offered additional yield without much incremental credit risk.As the economy continued to improve,many of these bonds performed extremely well.

Looking Ahead:
--------------
Dan continues his conservative strategy heading into the Fund 's new fiscal year.The Fund 's duration,or aggregate level of interest rate sensitivity,is right around 6-months.In addition,Dan and the investment team at Smith Breeden remain concerned about the relative value of the MBS sector.Thus,he will look to employ the same strategy,security selection and opportunistic trading,until MBS spreads begin to look more attractive


Cumulative Total Return Performance
-----------------------------------
The Fund 's cumulative total return is based on the daily change in net asset value (NAV),and assumes that all distributions were reinvested.This chart compares a hypothetical $10,000 investment made in Short Duration Government Fund on March 31,1994 to a $10,000 invest-ment made in the Merrill Lynch 6-Month T-Bill Index for the same time period.The listed returns for the Fund are net of expenses and the returns for the indices exclude expenses.
Total returns would have been lower had certain expenses not been reduced.This chart is not intended to imply any future performance of the Fund.The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.




Year End March 31,		Short Duration Government	Merrill Lynch 6-Month T-Bill Index

1994				$10,000				$10,000
1995				 10,658				 10,501
1996				 11,185				 11,126
1997				 11,920				 11,728
1998				 12,664				 12,393
1999				 13,275				 13,049
2000				 13,640				 13,698
2001				 14,643				 14,643
2002				 15,530				 15,200
2003				 16,115				 15,518
2004				 16,436			         15,708





The table below shows the average annual total returns for the Short Duration Government and the Merrill Lynch 6-Month T-Bill Index for the one-year,five-year,and 10-year periods ending March 31,2004


Annual Total Returns			1 Year		5 Years		10 Years
--------------------			----------------------------------------
Short Duration Government		2.00%		4.36%		5.09%
Merrill Lynch 6-Month T-Bill Index	1.22%		3.78%		4.62%


Past performance is not indicative of future results.For current performance data,which may be lower or higher than that reported,visit our website at www.managersamg.com or call 800-835-3879.The investment return and the principal value on an investment will fluctuate so that an investor 's shares,when redeemed,may be worth more or less than their original cost.

Managers Short Duration Government Fund
Schedule of Portfolio Investments
========================================
March 31,2004
========================================


							Principal
							Amount			Value
							---------		-----------


U.S.Government and Agency Obligations -110.7%(1)
------------------------------------------------
Federal Home Loan Mortgage Corporation -12.2%
----------------------------------------------
FHLMC,5.000%,05/01/18 			              $ 5,659,671 	      $ 5,825,181
FHLMC,Gold,5.000%,05/01/18 				  891,303 		  917,368
FHLMC,5.500%,11/01/17 to 12/01/17 			2,759,529 		2,878,569
FHLMC Gold,5.500%,04/15/34 				  600,000 		  614,813
FHLMC,6.000%,11/01/17 					1,000,000 		1,053,759
FHLMC Gold,6.000%,09/01/17 				2,736,920 		2,884,937
FHLMC IO Strip,6.000%,01/15/26 				    8,551 		       13
FHLMC,6.300%,6/30/04 					   50,000 		   49,875
FHLMC,6.500%,09/01/32 					  390,195 		  410,061
FHLMC Gold,6.500%,05/13/34 				  450,000 	          472,360
FHLMC,6.691%,04/25/28 					  155,292 	          160,291
FHLMC,7.500%,04/01/15 to 02/25/42 			6,296,941 		6,799,726
FHLMC,7.500%,08/25/42(2) 				  970,839    	        1,060,562
FHLMC Gold,7.500%,04/01/15 to 04/01/29 			  798,394                 856,150
FHLMC Gold,8.500%,05/01/25 to 12/01/25			  176,262                 192,681

 Total Federal Home Loan Mortgage Corporation				       24,176,346
 --------------------------------------------				       ----------

Federal Home Association/Veteran's Association -2.5%
----------------------------------------------------
FHA/VA,4.000%,10/20/31(2)				 3,781,901 		3,781,943
FHA/VA,5.625%,12/20/26(2)				   556,967   		  571,566
FHA/VA,5.750%,08/20/23(2)				   306,550  		  312,672
FHA/VA,6.625%,10/20/17 to 12/20/25(2)			   429,421		  440,113

 Total Federal Home Association/Veteran's Association				5,106,294
 ----------------------------------------------------                           ---------

Federal National Mortgage Association -72.4%
--------------------------------------------
FNMA Grantor Trust,1.230%,05/25/32(2)			 5,156,710 		5,165,144
FNMA Grantor Trust,1.250%,03/25/33(2)			 6,703,969 		6,705,379
FNMA,1.240%,10/25/33(2)					 8,470,000 		8,478,743
FNMA,1.510%,05/25/42 					 8,155,055 		8,163,443
FNMA,1.710%,06/25/43 					 2,729,778              2,720,843
FNMA,2.500%,07/25/42 					   100,613    		  100,570
FNMA,4.280%,03/25/33 					 3,300,000 		3,339,778
FNMA,4.500%,04/20/19,TBA 				23,200,000 	       23,482,762
FNMA,5.000%,04/20/19,TBA 				19,000,000 	       19,528,428
FNMA,5.000%,07/01/18 					 1,852,956 		1,906,584
FNMA,5.100%,05/25/42 					 1,498,649   		1,502,310
FNMA,5.250%,04/15/07 					    60,000 		   65,188
FNMA,5.500%,11/01/18 to 12/01/18 			 5,303,025		5,529,458
FNMA,5.700%,07/01/09 					   973,175 		1,056,002
FNMA,5.730%,11/01/08 					   280,674		  308,336
FNMA,5.900%,12/01/08 					   940,437		1,039,754
FNMA,5.920%,01/01/09 					   467,737 		  517,754
FNMA,6.000%,03/01/17 to 10/25/27 			 5,841,900 		6,006,138
FNMA,6.010%,12/01/08 					 4,571,124 		5,072,835
FNMA,6.040%,10/01/08 					 1,237,555 		1,367,758


The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)
===============================================




							 Principal
							 Amount				Value
							 ---------			-----

Federal National Mortgage Association (continued)
-------------------------------------------------

FNMA,6.170%,04/01/08 				        $ 1,852,688 		    $ 2,047,221
FNMA,6.220%,07/01/08 					    214,633 		        238,235
FNMA,6.230%,07/01/08 to 09/01/08 			  3,001,294                   3,340,215
FNMA,6.265%,06/01/08 					     93,074 	                103,353
FNMA,6.305%,02/01/08 					     23,119 			 25,100
FNMA,6.310%,07/01/08 					    293,741 		        326,962
FNMA,6.419%,06/01/08 					    450,602 		        502,733
FNMA,6.500%,01/01/08 to 04/01/17 			  2,865,355                   3,059,876
FNMA,6.510%,01/01/08 					    153,349 		        170,499
FNMA,6.590%,12/01/07 					    345,898 		        384,808
FNMA,6.620%,11/01/07 to 01/01/08 			  1,921,538                   2,136,844
FNMA,6.725%,10/01/07 					    185,195                     206,117
FNMA,6.740%,06/01/09 					    950,165                   1,036,214
FNMA,6.750%,08/01/07 					  1,850,218 		      2,053,023
FNMA,6.825%,09/01/07 					  2,441,048         	      2,719,000
FNMA,7.016%,08/25/31 					  5,930,548 		      6,048,987
FNMA,7.035%,06/01/06 					    543,710 		        586,313
FNMA,7.105%,08/01/05 					  2,937,526 		      3,067,496
FNMA,7.500%,11/18/14 to 12/25/42 			 12,440,033 		     13,098,100
FNMA Grantor Trust,7.500%,10/25/41 			    485,154  		        533,821
FNMA IO,8.000%,08/25/02 				    306,673 			 58,031
FNMA IO,9.000%,12/15/16 				    171,621 			 35,899
 Total Federal National Mortgage Association 					    143,836,054
 -------------------------------------------					    -----------

Government National Mortgage Association -23.0%
-----------------------------------------------
GNMA,3.000%,07/20/31 to 08/20/33(2)			 11,155,947 		     11,208,933
GNMA,3.500%,01/20/32 to 01/20/34(2)			 23,769,127 		     24,079,870
GNMA,4.250%,01/20/28(2)					    245,196 		        248,130
GNMA,4.375%,03/20/21(2)					    158,287 		        161,753
GNMA,5.375%,03/20/23(2) 				    405,572 		        411,890
GNMA,5.375%,04/20/26 					    684,657 		        697,044
GNMA,5.750%,08/20/21(2)					    355,634 		        363,234
GNMA,6.000%,07/20/28 					  1,603,717		      1,654,130
GNMA,6.375%,04/20/24 					    490,388 		        498,152
GNMA,6.375%,06/20/22 to 05/20/27(2)			  2,999,678		      3,055,602
GNMA,6.500%,02/15/32 to 09/15/29 			    548,017 		        578,841
GNMA,6.625%,11/20/17 to 11/20/27(2)			  1,816,883		      1,862,491
GNMA,6.750%,07/20/18 to 08/20/26(2)			    710,900 		        727,687
GNMA,9.500%,07/15/09 to 12/15/17 			     78,961 			 88,146
 Total Government National Mortgage Association 				     45,635,903
 ----------------------------------------------					     ----------
United States Treasury Notes-0.6%
----------------------------------
U.S.Treasury Notes,2.625%,05/15/08 			  1,260,000                   1,267,678

Total U.S.Government and Agency Obligations
-------------------------------------------
(cost $218,510,737)								    220,022,275
										    -----------

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund
Schedule of Portfolio Investments (continued)
=============================================


					Value
							Principal			Value
							Value
							---------			-----
Asset-Backed Security -17.5%
----------------------------
Asset Securitization Corp.,7.040%,11/13/29 	       $ 3,176,053 		      $ 3,504,687
Bank of America-First Union,IO,
Series 2001-3,Class XC,0.866%,04/11/37(2,3) 		 5,729,782 			  313,420
Chase Commercial Mortgage Securities Corp.,IO,
0.620%,05/18/30(2) 					 5,284,342 			  137,463
CS First Boston Mortgage Sec.Corp.,IO,
Series 1998-C1,Class AX,1.249%,05/17/40(2,3)		   901,001 			  173,125
CS First Boston Mortgage,IO,0.943%,12/15/35(2,3)	 1,831,301 			   91,081
DLJ Commercial Mortgage Corp.,6.410%,06/10/31 		 1,610,000 		        1,810,379
GE Capital Commercial Mortgage Corporation,
6.496%,01/15/33 					   525,000			  600,183
GMAC,6.957%,09/15/35					 1,570,000 		        1,829,795
GMAC,7.724%,03/15/33 					 7,341,000 	                8,787,323
GMAC,Series 1999-C1,Class X,0.839%,05/15/33(2)		11,368,906 			  318,014
GMAC,Series 2000-C2,Class A2,7.455%,08/16/33 		 1,130,000 		        1,339,220
JP Morgan Chase Commercial Mortgage,1.091,03/15/33(2,3) 19,900,839 		        1,090,638
JP Morgan Commercial Mortgage Finance Corp.,
8.033%,04/25/28(2)					 1,000,000 		        1,100,735
LB Commercial Conduit Mortgage Trust,5.870%,10/15/35 	 2,956,992 		        3,090,987
Merrill Lynch Mortgage Investors,Inc.,7.560%,11/15/31    2,760,000 		        3,187,562
Morgan Stanley Capital,Inc.6.760%,03/15/32 		 3,988,088 		        4,349,405
PNC Mortgage Acceptance,7.300%,10/12/33 		 2,000,000 		        2,366,597
Salomon Brothers Mortgage Securities,
 1.448%,03/18/36)(2,3)			                 3,985,468 		          275,129
Salomon Brothers Mortgage,7.455%,07/18/33 		   340,000 			  400,225
 Total Asset Backed (cost $34,326,460)
 -------------------------------------						       34,765,968
Preferred Stock -1.7%(3)				    Shares		       ----------
---------------------					    ------
Home Ownership Funding Corp.,(cost $3,914,486)		     7,300 		        3,464,536
Short-Term Investments -3.8%                                                            ---------
----------------------------
Other Investment Company -3.3%
------------------------------
JPMorgan Prime Money Market Fund,
Institutional Class Shares,0.92%(4) 			 6,507,678 	                6,507,678
											---------
U.S.Government Agency Discount Notes -0.5%(5,6)		  Principal
-----------------------------------------------		    Amount
							  ---------
FHLMC,0.000%,04/22/04 to 09/22/04 			   675,000                        672,860
FNMA,0.000%,04/30/04 to 11/12/04 			   315,000 			  313,250
 Total U.S.Government Agency Discount Notes 						  986,110
 ------------------------------------------   						  -------
Total Short-Term Investments
----------------------------
(cost $7,493,156)									7,493,788
											---------
Total Investments -133.7%
-------------------------
(cost $264,244,839)								      265,746,567
										      -----------
Other Assets,less Liabilities -(33.7)%						      (67,021,018)
--------------------------------------						      ------------
Net Assets -100.0%								    $ 198,725,549
------------------								    -------------

The accompanying notes are an integral part of these financial statements.


Managers Intermediate Duration Government Fund
===============================================
Managers Intermediate Duration Government Fund ("Intermediate Duration")seeks to provide investors with a total return in excess of the total return of the Citigroup Mortgage Index ("Citi Mortgage ").TMF currently utilizes a single independent subadvisor, Smith Breeden Associates,Inc.("Smith Breeden ")to manage the portfolio.Dan Dektar and Dan Adler,of Smith Breeden,have been managing the portfolio since 1992 and 2003,respectively.

The Portfolio Manager:
----------------------
The portfolio management team at Smith Breeden specializes in analyzing and investing in mortgage-backed securities.
Through careful analysis and comparison of the characteristics of these securities,such as type of issuer,coupon,maturity,geographic structure,and historic and prospective prepayment rates,the portfolio managers seek to structure a portfolio that will outperform the Citi Mortgage.While the portfolio managers will purchase securities of any maturity or duration,they do not attempt to add value by actively positioning the interest rate sensitivity of the portfolio.Instead,they typically manage the weighted average duration of the portfolio so that it is similar to that of the duration of the Citi Mortgage.

The Year in Review:
-------------------
The economic backdrop continued to improve during the 12 months ended March 2004,as most reports and data released during the period confirmed a fairly robust economic recovery.While the early stages of the recovery were led by consumer spending,vis-vis easier access to credit,the recovery seemed more sure footed early in 2004,especially given the signs of a ramp-up in corporate spending plans.Such a macroeconomic backdrop is often good for stocks (strong economy =better corporate profits=higher equity prices)and bad for bonds (faster growth =potentially higher inflation = higher interest rates).The backdrop indeed proved lucrative for equity prices:broad-based U.S.stock indices surged 30-40%during the 12-month period,while small-cap stocks surged more than 60%.
Bond market performance,meanwhile,was driven primarily by improving credit trends. While volatile throughout the period,interest rates ended the 12 months relatively unchanged from the prior March.A lack of measurable inflation was the main reason why rates did not increase.The Fed acknowledged as much by maintaining exceptionally low short-term interest rates throughout the period.In fact,when the Federal Open Market Committee decided to lower its target for the federal funds rate last June,it noted that deflation was more of a concern than inflation.Thus,returns for Treasuries were quite modest,often in line with their respective coupons.Shorter-term (1-3 year)Treasuries returned only 2.4%and Treasury bills returned just over 1%.
As would be expected given the improving economy,corporate bonds outperformed Treasuries by a wide margin.In particular,lower quality and longer duration credits had impressive returns.Outside of the corporate and Treasury segments of the bond market,mortgage-backed securities (MBS)and asset-backed securities (ABS)had mixed results.
The MBS sector survived a brutal July,its worst month of relative performance ever,to finish the year with performance similar to comparable-duration Treasuries.In July,the unraveling of much of the leverage in the mortgage market resulted in a substantial drop in prices.The ABS sector,meanwhile,offered reasonable performance also due in part to the improving economy.
In the 12 months ended March 2004,the Fund returned 4.07%in line with the gain of 4.11%for the Citi Mortgage.Portfolio managers Dan Dektar and Dan Adler managed the Fund somewhat conservatively throughout the period.The Fund 's overall sensitivity to the MBS sector,or its "spread duration," was in line with that of the Citi Mortgage. Thus, Dan and Dan were not looking to make any significant bets on the MBS sector in general.

-----------------------------------------------------

Rather,they focused their efforts on security selection and trading.The result was a moderately successful period.While,the Fund did not materially outperform the index,the conservative positioning protected the Fund from the sharp drop in July.The portfolio managers focused on identifying mortgages with less prepayment sensitivity than typical Agency MBS. These included shorter-maturity MBS and reperforming MBS,which have less prepay sensitivity due to the credit standing of the underlying mortgagers.

Looking Ahead:
--------------
Heading into the new fiscal year,portfolio managers Dan Dektar and Dan Adler have marginally increased the portfolio 's spread duration while still maintaining an overall defensive posture.Given the sell off in mortgages on the heels of the employment report for March,they expect a substantial slowdown in refinanced-based prepayments to materialize during the summer months.This is not a significant increase in their appetite for an aggressive MBS repositioning,but rather a basis for where they will focus their attempt to add value through security selection.

Cumulative Total Return Performance
-----------------------------------
The Fund's cumulative total return is based on the daily change in net asset value (NAV),and assumes that all distributions were reinvested. This chart compares a hypothetical $10,000 investment made in Intermediate Duration Government Fund on March 31,1994 to a $10,000 investment made in the Citigroup Mortgage Index for the same time period. The listed returns for the Fund are net of expenses and the returns for the indices exclude expenses.Total returns would have been lower had certain expenses not been reduced.This chart is not intended to imply any future performance of the Fund.The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.






Year Ended March 31,		Intermediate Duration Government	Citigroup Mortgage Index


1994				$10,000					$10,000
1995				 10,609					 10,600
1996				 11,637					 11,714
1997				 12,326					 12,404
1998				 13,639					 13,758
1999				 14,420					 14,629
2000				 14,478					 14,966
2001				 16,240					 16,869
2002				 17,341					 17,946
2003				 18,812				         19,513
2004				 19,578				         20,315



The table below shows the average annual returns for the Intermediate Duration Government and the Citigroup Mortgage Index for the one-year, five-year, and 10-year periods ending March 31, 2004.



Average Annual Total Returns 		1 Year		5 Years		10 Years
----------------------------		------		-------		--------
Intermediate Duration Government	4.07%		6.31%		6.95%
Citigroup Mortgage Index		4.11		6.79%		7.34%


Past performance is not indicative of future results.For current performance data,which may be lower or higher than that reported,visit our website at www.managersamg.com or call 800-835-3879.The investment return and the principal value on an investment will fluctuate so that an investor 's shares,when redeemed,may be worth more or less than their original cost.

Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments
March 31,2004
===============================================




						  Principal		 Value
						  Amount
						  ---------		-------

U.S.Government and Agency Obligations -109.3%(1)
------------------------------------------------
Federal Home Loan Bank Corporation -3.5%
----------------------------------------
FHLB,4.250,12/21/09 				 $ 1,700,000 		$ 1,730,794
FHLB,4.500,04/29/09 				     500,000 		    508,804
FHLB,5.125%,05/10/07 				     300,000 		    301,209
FHLB,7.050%,09/14/09 				   1,750,000 		  1,794,909
 Total Federal Home Loan Bank Corporation 				  4,335,716
 ----------------------------------------  				  ---------
Federal Home Loan Mortgage Corporation -70.6%
---------------------------------------------
FHLMC IO Strip,4.500%,04/15/22 			     480,698 		     43,970
FHLMC,4.500%,04/15/34,TBA 			   2,000,000		  1,954,376
FHLMC,5.000%,04/20/19,TBA 			   7,200,000 		  7,402,500
FHLMC,5.000%,04/15/34,TBA 			   7,000,000		  7,032,816
FHLMC,Gold,5.000%,05/01/18			     891,303 		    917,368
FHLMC IO Strip,5.000%,05/15/17 			     859,035 		    118,825
FHLMC,5.375%,08/16/06 				   1,000,000 		  1,015,091
FHLMC,5.500%,06/24/09 to 03/01/34 		  11,263,427 		 11,595,556
FHLMC Gold,5.500%,04/15/34 			  45,200,000		 46,315,898
FHLMC,6.000%,06/01/16 to 07/15/28 		   3,647,692 		  3,826,160
FHLMC Gold,6.000%,09/01/17 			     597,968 		    630,307
FHLMC IO Strip,6.000%,01/15/26 to 05/01/31	      54,149		      6,225
FHLMC,6.530%,9/15/16(2) to 10/15/16		   1,698,514 		    178,928
FHLMC IO Strip,6.780%,06/15/31			     301,970 		     28,655
FHLMC,6.980%,07/20/09 			           1,300,000 		  1,322,964
FHLMC,7.130%,08/25/09				     950,000 		    972,153
FHLMC,7.500%,08/01/31 to 02/25/42 		   2,217,632              2,408,868
FHLMC,7.500%,08/25/42(2)			   1,359,174		  1,484,787
FHLMC,Gold,7.500%,01/01/31                            99,680                107,306
 Total Federal Home Loan Mortgage Corporation 			         87,362,753
 --------------------------------------------				 ----------
Federal National Mortgage Association -30.3%
--------------------------------------------
FNMA IO Strip,4.000%,09/01/33 to 09/01/34 	   2,882,271		    419,528
FNMA,4.250%,07/15/07 				   3,700,000 		  3,912,402
FNMA IO Strip,4.500%,03/25/09 to 02/25/22 	   2,639,491 		    144,349
FNMA,4.500%,04/25/19 				   4,000,000 		  4,048,752
FNMA,4.750%,06/18/07 				   1,000,000 		  1,007,600
FNMA,5.000%,05/01/07 to 11/01/33 		   2,733,982 		  2,065,377
FNMA,5.250%,04/15/07 				   1,220,000 		  1,325,491
FNMA,5.500%,03/01/17 to 03/01/19 		   7,210,046 		  7,518,186
FNMA,5.700%,05/28/09				     500,000 		    503,555
FNMA,5.710%,05/24/06				   1,000,000 		  1,006,685
FNMA,6.000%,01/01/14 to 08/01/17		   1,624,996 		  1,713,027
FNMA,6.500%,04/15/34,TBA 	                   3,500,000              3,676,092
FNMA,6.500%,11/01/28 to 07/01/32 		   1,901,122              2,002,683
FNMA,6.600%,07/16/07 		                   1,000,000 		  1,015,488
FNMA,6.625%,11/01/10 				     600,000 		    705,526


The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund
Schedule of Portfolio Investments (continued)
==============================================



							Principal			 Value
							  Amount
							---------			 ------

Federal National Mortgage Association(continued)
------------------------------------------------
FNMA,7.000%,03/25/24 				        $ 2,750,000 		        $ 3,005,758
FNMA,IO Strip,7.000%,04/01/23 to 06/01/23 		  1,065,491 		            158,162
FNMA,7.500%,06/25/32 to 12/25/42 			  2,645,871 			  2,912,080
FNMA Grantor Trust,7.500%,10/25/41			    388,123 			    427,057
 Total Federal National Mortgage Association 						 37,567,798
 -------------------------------------------						 -----------
Government National Mortgage Association-2.8%
---------------------------------------------
GNMA,4.375%,05/20/21 to 06/20/16(2)			    216,960 			    221,333
GNMA,5.375%,03/20/16 (2) 				    105,771 			    107,826
GNMA,5.750%,08/20/17 to 08/20/18(2)			    297,693			    305,705
GNMA,6.500%,07/15/31 to 04/15/32 			  1,707,420 			  1,802,857
GNMA,6.625%,11/20/17 to 12/20/17(2)			    107,064                         110,124
GNMA,7.500%,09/15/28 to 11/15/31 			    793,110 			    853,716
 Total Government National Mortgage Association 					  3,401,561
 ----------------------------------------------                                           ---------
United States Treasury Bonds -2.1%
----------------------------------
U.S.Treasury Bonds,7.250%,08/15/22 			   2,000,000 			  2,627,500
Total U.S.Government and Agency Obligations						  ---------
-------------------------------------------
(cost $135,030,683)								        135,295,328
											-----------
Asset-Backed Security -5.1%
---------------------------
Chase Funding Mortgage Loan,1.260%,04/25/18(2)		   1,373,034 		          1,373,491
DLJ Commercial Mortgage Corp.,6.410%,06/10/31 		     250,000                        281,115
GS Mortgage Securities Corp.,1.340%,11/25/33(2)		   2,397,779 	        	  2,397,778
Merrill Lynch Mortgage Investors,Inc.,
7.560%,11/15/31 					   2,020,000 			  2,332,926
Total Asset-Backed Security (cost $6,326,315)						  6,385,310
---------------------------------------------						  ---------
Preferred Stock -1.1%(3)				    Shares
-----------------------					    ------
Home Ownership Funding 2,13.338%			     1,500 			    712,168
Home Ownership Funding Corp.,13.331%			     1,500 			    711,891
Total Preferred Stock (cost $1,418,591)							  1,424,059
---------------------									  ---------
Short-Term Investments -45.2%
-----------------------------
Other Investment Companies -45.1%
---------------------------------
JPMorgan Liquid Assets Money Market Fund,
Institutional Class Shares,0.99%(4) 			    3,017,478 		          3,017,478
JPMorgan Prime Money Market Fund,
Institutional Class Shares,0.92%(4) 			   52,860,709 		         52,860,709
 Total Other Investment Companies 							 55,878,187
 --------------------------------                                                        ----------
Federal National Mortgage
-------------------------
 Association Discount Notes -0.1%			   Principal
 --------------------------------			    Amount
							   --------
FNMA,0.000%,06/25/04(5,6)				   $  50,000			     49,882

Total Short-Term Investments (cost $55,928,061)                                          55,928,069
----------------------------            						 ----------
Total Investments 160.7%
------------------------
(cost $198,703,650)								        199,032,766
											-----------
Other Assets,less Liabilities -(60.7)%						        (75,206,659)
--------------------------------------							------------
Net Assets -100.0%								       $123,826,107
------------------								       ------------


The accompanying notes are an integral part of these financial statements.

Managers Total Return Bond Fund
===============================
Managers Total Return Bond Fund
-------------------------------
("Total Return "),launched in December 2002, seeks a high level of total return by investing in a diversified portfolio of fixed-income securities.The Managers Funds currently utilizes a single independent subadvisor,Merganser Capital Management LP
("Merganser ").Robert W.LeLacheur and a team of analysts are the portfolio managers of the Fund.Mr.LeLacheur is a Vice President of,and a portfolio manager for,Merganser and has acted in those capacities since 1993.

The Portfolio Manager
----------------------
The portfolio managers and analysts at Merganser Capital Management ("Merganser ")employ a value-oriented investment philosophy that seeks to consistently provide strong risk-adjusted returns while preserving their clients' principal. Merganser believes that bonds are complex securities whose prices often reflect non-economic factors. The investment team seeks to exploit such mispricing opportunities through fundamental credit and structure research as well as through constant communication with the brokerage community.Security selection,trade execution and sector allocation are the main drivers of performance. Merganser does not make duration bets and maintains an overall interest rate sensitivity in line with the benchmark.
The members of their six-person investment team conduct Merganser's credit and structure research.The goal is to identify securities that have unusually attractive risk/reward characteristics.The analysts review credit quality,structure,collateral,liquidity,and trading history.The first hurdle a security must pass is the certainty of the repayment of principal.With corporate credits,while they're comfortable owning complicated fixed-income securities,they prefer to avoid complicated corporate financial structures.Merganser also favors corporate managements that rely on both the debt and equity market for financing.Merganser's analysts favor predictable cash flows across all sectors of the bond market.Within the mortgage-backed sector,this means emphasizing bonds with low prepayment risk,such as seasoned mortgages. In the asset-backed (ABS)sector,Merganser focuses on structures with predictable,yet diversified collateral.The ABS sector is important to Merganser,where the fairly complicated structures and sporadic lack of liquidity can result in investment opportunities.
In addition to a security-level review,Merganser analyzes the relative attractiveness of all of the debt sectors.This includes a consideration of how macro events may affect yield spreads.Once the investment team determines which sectors and securities appear attractive,the sector specialists canvass the market to seek securities offered at or below what they determine to be fair value.As the majority of Merganser's trades are executed in the secondary market,information sharing with a network of broker-dealer relationships is crucial to their ability to buy bonds at attractive prices and to receive best trade execution. Merganser will sell a position if their sector specialists determine that prices being bid by the broker community exceed what they consider to be fair value.Merganser may also sell a security if there is a significant price drop,depending on their conviction to the original investment thesis.Their portfolios are well diversified, with approximately 100 securities across most sectors.Turnover is typically moderate,30-50%,depending on the market environment.Treasuries are used primarily for cash flow and duration management,as Merganser focuses its analytical effort on the spread sectors.

The Year in Review
------------------
The economic backdrop continued to improve during the 12 months ended March 2004,as most reports and data released during the period confirmed a fairly robust economic recovery.While the early stages of the recovery were led by consumer spending,facili-

===========================================

tated with easier access to credit,the recovery seemed more sure footed early in 2004,especially given the signs of a ramp-up in corporate spending plans.Such a macroeconomic backdrop is often good for stocks (strong economy =better corporate profits = higher equity prices)and bad for bonds (faster growth =potentially higher inflation = higher interest rates).The backdrop indeed proved lucrative for equity prices: broad-based U.S.stock indices surged 30-40%during the 12-month period,while small-cap stocks surged more than 60%.
Bond market performance,meanwhile,was driven primarily by improving credit trends. While volatile throughout the period,interest rates ended the 12 months relatively unchanged from the prior March.A lack of measurable inflation was the main reason why rates did not increase.The Fed acknowledged as much by maintaining exceptionally low short-term interest rates throughout the period.In fact,when the Federal Open Market Committee decided to lower its target for the federal funds rate last June,it noted that deflation was more of a concern than inflation. Thus, returns for Treasuries were quite modest,often in line with their respective coupons.Shorter-term (1-3 year)Treasuries returned only 2.4%and Treasury bills returned just over 1%.
As would be expected given the improving economy,corporate bonds outperformed Treasuries by a wide margin.In particular,lower quality and longer duration credits had impressive returns.Outside of the corporate and Treasury segments of the bond market,mortgage-backed securities ("MBS ")and asset-backed securities ("ABS ")had mixed results.The MBS sector survived a brutal July,its worst month of relative performance ever,to finish the year with performance similar to comparable-duration Treasuries.In July,the unraveling of much of the leverage in the mortgage market resulted in a substantial drop in prices.The ABS sector,meanwhile,offered reasonable performance also due in part to the improving economy.
Managers Total Return Bond Fund rose 4.17%for the 12 months ending March 31,2004 while the Lehman Brothers Aggregate Index ("LB Agg") returned 5.41%for the respective period.Although relative underperformance was disappointing,it was not unreasonable given the manager's philosophy.Merganser's preference to invest more conservatively within the spread sectors meant shorter durations and, typically,higher quality bonds within the portfolio.It is also the manager's view that given all other risks in corporate bonds,shorter maturities are preferred.This philosophy, unfortunately, did not sync with the overall state of the bond market during the fiscal year as lower quality and longerduration credits exhibited some of the strongest returns.The Fund's largest exposure relative to the LB Agg was in the ABS sector,and the largest credit sector exposure was in financials.Holdings in both areas lagged,and consequently detracted from performance.

Looking Ahead
-------------
True to Merganser's value-oriented investment philosophy,LeLacheur has focused mostly on the spread sectors of the bond market where he believes securities have more potential of being mispriced.Heading into the second quarter of 2004,nearly 70%of the Fund's assets were invested in the corporate bond,mortgage-backed securities (MBS), and asset-backed securities (ABS)sectors. Less than 10%was in U.S.governments, while 10% was in non-U.S.governments,and 2%was in cash.The portfolio's modified duration was less than the benchmark at 3.98 years,and the average credit quality was AAA-.

===========================================
Cumulative Total Return Performance
-----------------------------------
The Fund 's cumulative total return is based on the daily change in net asset value (NAV),and assumes that all distributions were reinvested. This chart compares a hypothetical$10,000 investment made in Total Return Bond Fund on December 30,2002 to a $10,000investment made in the Lehman Brothers U.S.Aggregate Index for the same time period.The listed returns for the Fund are net of expenses and the returns for the indicesexclude expenses.Total returns would have been lower had certain expenses not beenreduced.This chart is not intended to imply any future performance of the Fund.The graph and chart do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.



For the Year Ending 	Total Return Bond Fund		Lehman Brothers U.S. Aggregate Index

Dec 30, 2002		$10,000				$10,000
Mar 31, 2003		$10,170				$10,131
Mar 31, 2004		$10,595				$10,678






The table below shows the average annualized total returns for Total Return Bond and the Lehman Brothers U.S.Aggregate Index since inception through March 31,2004.


  Average Annual Total Returns:             1 Year 	Since Inception*
  -----------------------------		    ------ 	----------------
  Total Return Bond Fund 		     4.17%      4.73%
  Lehman Brothers U.S.Aggregate Index 	     5.41%      5.39%

*Commencement of operations was December 30,2002


Past performance is not indicative of future results.For current performance data,which may be lower or higher than that reported, visit our website at www.managersamg.com or call 800-835-3879.The investment return and the principal value on an investment will fluctuate so that an investor 's shares,when redeemed,may be worth more or less than their original cost.

Managers Total Return Bond Fund
Schedule of Portfolio Investments
March 31,2004
==================================


						Principal
						Amount				Value
						---------			-----

U.S.Government and Agency Obligations -26.2%(1)
---------------------------------------------
Federal Farm Credit Bank -2.5%
------------------------------
FFCB,5.750%,01/18/11 			       $ 275,000 		      $ 308,797
FFCB,6.000%,03/07/11 				 250,000 			284,017
 Total Federal Farm Credit Bank							592,814
 ------------------------------							-------
Federal Home Loan Mortgage Corporation -5.2%
--------------------------------------------
FHLMC,4.000%,05/15/19 				 250,000 			252,181
FHLMC,4.500%,01/15/13				 100,000 			102,751
FHLMC,5.500%,04/01/17 				 142,804 			148,964
FHLMC,5.500%,06/01/14 				 157,972 			165,354
FHLMC,5.500%,08/01/29 				 171,928 			176,982
FHLMC,6.000%,01/01/33 				 210,108			218,768
FHLMC,6.000%,12/01/32 				 165,976 			172,566
 Total Federal Home Loan Mortgage Corporation				      1,237,566
 --------------------------------------------				      ---------
Federal National Mortgage Association -8.6%
-------------------------------------------
FNMA,4.500%,05/01/13 				 208,592 			213,738
FNMA,5.000%,10/01/17 			         185,661                        191,019
FNMA,5.500%,02/01/13 				 204,939 			215,085
FNMA,5.500%,12/01/22 				 159,048 			164,358
FNMA,6.000%,09/01/31 				 154,154 			160,518
FNMA,6.250%,01/25/08 				 170,898 			187,206
FNMA,6.250%,07/01/24 				 214,420 			225,618
FNMA,6.470%,09/25/12 				 200,000 			234,254
FNMA,6.500%,08/01/32 				  91,236 			 95,855
FNMA,7.000%,07/01/32 				 139,082 			147,601
FNMA,7.000%,07/01/32 				 185,857 			197,233
 Total Federal National Mortgage Association 				      2,032,485
 -------------------------------------------				      ---------
Federal Home Loan Bank Corporation -2.5%
----------------------------------------
FHLB,6.625%,11/15/10 				 250,000 			294,151
FHLB,7.375%,02/12/10 				 250,000 			302,369
 Total Federal Home Loan Bank Corporation 					596,520
 ----------------------------------------					-------
Unites States Treasury Bonds -7.4%
----------------------------------
U.S.Treasury Bonds,3.125%,10/15/08 		 900,000 			918,422
U.S.Treasury Bonds,6.250%,08/15/23 		 700,000 			832,316
 Total United States Treasury Bonds 				              1,750,738
 ----------------------------------					      ---------
Total U.S.Government and Agency Obligations
-------------------------------------------
(cost $6,080,284)							      6,210,123
Foreign Government Obligations -8.3%					      ---------
------------------------------------
British Columbia,Province of,5.375%,10/29/08 	 250,000 			275,147
International Bank for Reconstruction &Development,
9.250%,07/15/17 				 150,000 			220,934
Italy Government Bond,4.375%,10/25/06 		 200,000			211,036
New Zealand Government,10.625%,11/15/05 	 125,000 			142,842
Ontario Province,5.125%,07/17/12 		 100,000 			108,234


The accompanying notes are an integral part of these financial statements.

Managers Total Return Bond Fund
Schedule of Portfolio Investments (continued)
=============================================



Foreign Government Obligations (continued)     		 Principal                    Value
------------------------------------------     					      Amount
							 ---------		      ------
Province of British Columbia,4.625%,10/03/06 		 $ 250,000 		      $ 265,300
Province of Manitoba,4.250%,11/20/06 		 	   250,000 		        263,364
Saskatchewan Province,7.125%,03/15/08 		  	   150,000 		        172,967
Sweden Kingdom (Yankee),11.125%,06/01/15 	  	    55,000 		         84,840
Sweden Kingdom,Series A,0.000%,04/01/09(5)	  	   250,000 		        209,532
 Total Foreign Government Obligations (cost $1,925,941)				      1,954,196
 ------------------------------------			      			      ---------
Corporate Bonds -47.8%
----------------------
Asset-Backed -19.4%
-------------------
Bank One Issuance Trust,3.450,10/17/11 			   200,000 		        202,680
Bear Stearns Commercial Mortgage Securities Inc.,
3.970%,11/11/35 					   241,040 			247,834
Bear Stearns Commercial Mortgage Securities Inc.,
5.060%,11/15/16 					    87,821 			 93,605
California Infrastructure PG&E-1,6.480%,12/26/09 	   250,000 			279,876
Citibank Credit Card Issuance Trust,5.650%,6/16/08 	   250,000                      269,591
CNH Equipment Trust,2.570%,09/15/09 200,000 200,809
College &University Facility Loan,4.000%,06/01/18 	   135,085                      136,364
Commercial Mortgage Pass-Through
Certificates,3.600%,03/10/39 				   150,000 			151,694
Community Program Loan Trust,4.500%,10/01/18 		   193,293 		        196,300
CS First Boston Mortgage Securities Corp.,3.006%,03/15/36  136,371 		        138,086
CS First Boston Mortgage Securities Corp.,3.516%,01/15/37  100,000 		        101,314
Detroit Edison Securitization Funding LLC,6.420%,03/01/15  300,000 		        348,226
Franklin Auto Trust,2.270%,05/20/11 			   250,000 		        250,265
LB-UBS Commercial Mortgage Trust,3.478%,07/20/27 	   150,000 		        152,106
Morgan Stanley Capital,2.850,09/13/45 			   148,190 		        149,279
Morgan Stanley Dean Witter Capital I,4.090%,12/15/35 	   170,743 		        176,214
Oncor Electric Delivery Transition
Bond,Co.,4.950%,02/15/15 				   200,000 			212,985
Peco Energy Transition Trust,6.520%,12/31/10 		   200,000 		        232,035
PP&L Transition Bond Co.,LLC,7.050%,06/25/09 		   300,000 		        336,279
PSE&G Transition Funding LLC,6.610%,06/15/15 		   246,000 		        289,374
Public Service New Hampshire
Funding LLC,6.480%,05/01/15 				   250,000 			289,933
Wachovia Bank Commercial Mortgage
Trust,2.986%,06/15/35 					   145,680 			142,377
 Total Asset-Backed 								      4,597,226
 ------------------								      ---------
Finance -25.4%
--------------
Ambac Financial Group,9.375%,08/01/11 			   240,000 		        316,139
Associates Corp.,Series B,7.950%,02/15/10 		   150,000 		        181,834
Associates Corp.,NA,8.550%,07/15/09 			   250,000 		        308,938
Bank of America,7.800%,02/15/10 			   300,000 			364,248
Bank of Montreal-Chicago,6.100%,09/15/05 		   250,000 			264,821
Deutsche Bank Financial,6.700%,12/13/06 		   100,000 			111,018
Fifth Third Bancorp.,3.375%,08/15/08 			   100,000 		        101,392


The accompanying notes are an integral part of these financial statements.

Managers Total Return Bond Fund
Schedule of Portfolio Investments (continued)
=============================================
Finance (continued)
-------------------

							Principal
							Amount				Value
							---------			-----

First Union Corp.,7.550%,08/18/05       		$ 150,000 			$ 162,245
General Electric Capital Corp.,8.300%,09/20/09 	 	  150,000 			  185,313
General Electric Capital Corp.,8.700%,03/01/07 	 	  200,000			  234,969
General Electric Capital Corp.,8.850%,03/01/07    	  250,000 			  294,757
HSBC Bank,Plc.,6.950%,03/15/11 			     	  150,000			  177,650
Hudson United Bank,3.500%,05/13/08 		  	  100,000 			   99,864
Inter-American Development Bank,8.400%,09/01/09   	  100,000 			  125,454
Inter-American Development Bank,12.250%,12/15/08  	  210,000                         295,355
KFW International Finance,8.200%,06/01/06 	  	  250,000 			  282,509
Lehman Brothers Holdings,8.250%,05/15/07 		  275,000             		  321,751
Massachusetts RRB Special Purpose Trust,7.030%,03/15/12   200,000                         233,883
National City Bank,2.700%,08/24/09 			  250,000		          250,065
National Westminster Bank PLC,7.375%,10/01/09 		  125,000 			  149,677
Norwest Corp.,6.750%,06/15/07 				  115,000 			  130,562
Norwest,6.750%,10/01/06 				  150,000 			  166,863
Svenska Handlesbanken,8.125%,08/15/07 			  150,000 			  175,439
Swiss Bank Corp.-New York,6.750%,07/15/05 		  150,000 			  160,045
Swiss Bank Corp.-New York,7.250%,09/01/06 		  200,000 			  224,438
Toyota Motor Credit,5.500,12/15/08 			  200,000 			  221,995
US Central Credit Union,2.750%,05/30/08 		  250,000 			  246,721
Wells Fargo Financial,6.125%,02/15/06 			  210,000 			  226,753
 Total Finance 									        6,014,698
 -------------										---------
Industrials -3.0%
-----------------
ChevronTexaco Corp.,8.110%,12/01/04 			   88,800 			   92,817
ConocoPhillips,8.750%,05/10/10 				  250,000 			  317,954
Pfizer,Inc.4.500%,02/15/14 				  300,000 			  304,278
 Total Industrials 									  715,049
 -----------------									  -------
Total Corporate Bonds (cost $11,141,510)					       11,326,973
---------------------								       ----------
Other Investment Company - 2.4%
JPMorgan Prime Money Market Fund,			   Shares
							  -------
Institutional Class Shares,0.92%(4) (cost $573,692)	  573,692 			  573,692
 Total Investments - 84.7%%								  -------
 --------------------------
(cost $19,721,427)								       20,064,984
										       ----------
Other Assets,less Liabilities - 15.3%						        3,610,990
--------------------------------------
Net Assets -100.0%								     $ 23,675,974
------------------								     ------------




The accompanying notes are an integral part of these financial statements.

The Managers Funds
Notes to Schedules of Portfolio Investments
===========================================
The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At March 31,2004,the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:





   Fund 		  Cost			 Appreciation 		Depreciation             Net
  ------		------------		--------------		-------------         --------
Short Duration 		$263,517,763 		$3,105,434 		$(876,630)	     $2,228,804
Intermediate Duration 	 198,703,650 		   764,611 		 (435,495)		329,116
Total Return Bond 	  19,721,427 		   362,831 		  (19,274)		343,557



(1) Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments.As a result,the average life may be substantially less than the original maturity.The interest rate shown is the rate in effect at March 31,2004.
(2) Adjustable-rate mortgages with coupon rates that adjust periodically.The interest rate shown is the rate in effect at March 31,2004.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933,as amended.These securities may be resold in transactions exempt from registration,normally to qualified buyers.At March 31,2004,such securities represented
2.6% of net assets for Short Duration and 1.1% of net assets for Intermediate Duration.
(4) Yield shown for this investment company represents the March 31,2004,seven-day average yield,which refers to the sum of the previous seven days' dividends paid,expressed as an annual percentage.
(5) Zero-coupon security.
(6) Security is held as collateral for futures transactions by J.P.Morgan Futures,Inc.

Security Ratings (unaudited)
----------------------------
The composition of debt holdings as a percentage of portfolio assets is as follows:



S&P/Moody's Ratings    Gov't/AAA	AA 	A 	BBB 	BB 	Not Rated
--------------------	----------	--	-	---	--	---------
Short Duration 		87.8%		0.0%	0.0%	0.0%	0.0%	12.2%
Intermediate Duration   99.0 		0.0 	0.0 	0.0 	0.0 	 1.0
Total Return Bond 	66.7 	       17.1    11.9 	0.5 	0.0 	 3.8


Investments Abbreviations:
--------------------------
DLJ:Donaldson,Lufkin &Jenrette Securities Corp.
FHA/VA:Federal Home Association/Veteran 's Association
FFCB:Federal Farms Credit Bank
FHLB:Federal Home Loan Bank
FHLMC:Federal Home Loan Mortgage Corporation
FNMA:Federal National Mortgage Association
GMAC:General Motors Acceptance Corporation
GNMA:Government National Mortgage Association
IO:Interest Only
TBA:To Be Announced
USTB:United States Treasury Bond

The accompanying notes are an integral part of these financial statements.

The Managers Funds
Statements of Assets and Liabilities
March 31,2004
====================================



									Managers
						Managers	      Intermediate		Managers
					     Short Duration		Duration		 Total
					       Government	       Government		Return
						  Fund			  Fund		       Bond Fund
				     	    ---------------	      --------------	    -------------
Assets:
-------
 Investments at value*		     	    $265,746,567 		 $199,032,766 		$20,064,984
 Receivable for investments sold	       2,216,613 	          46,058,438 		        -
 Receivable for investments sold short	         472,500       	           8,363,750 		        -
 Receivable for Fund shares sold	       3,027,633 	             575,249 		  3,755,169
 Dividends, interest and other receivables       851,990 		     551,441 		    180,979
 Prepaid expenses			          14,931 		       9,901 	              6,478

    Total assets		             272,330,234 		 254,591,545 	         24,007,610
    ------------			     -----------		 -----------		 ----------
Liabilities:
-------------
 Payable to Custodian			             -   		         -                  281,936
 Payable for investments purchased	      44,691,516 		  77,637,933		   	                      -
 Payable for investments purchased
  on a when-issued basis			     -		          44,555,281 	                -
 Payable for Fund shares repurchased	       1,431,746 	              37,046 		     12,475
 Interest payable-short positions	             -   		      25,000 		        -
 Payable for investments sold short, at value
  (proceeds $8,363,750)			  	     -   	           8,360,622 		        -
 Reverse repurchase agreement
 (proceeds $26,980,000)			      26,985,901 	                 -                      -
 Payable for variation margin on futures         297,455 		      21,766 		        -
 Investment advisory and
	management fee payable		         116,481 		      74,646 		      4,553
	Administration fee payable                   -                           -                    4,157
	Other accrued expenses		          81,586 		      53,144 	  	     28,515

	 Total liabilities	   	      73,604,685 		 130,765,438 		    331,636
         -----------------		      ----------		 -----------		    -------

Net Assets			            $198,725,549 	        $123,826,107 	        $23,675,974
----------				    ------------		------------		-----------
Shares outstanding			      20,511,803 	          11,527,303 		  2,311,316

Net asset value, offering and redemption
 price per share			           $9.69 		      $10.74 	             $10.24
-----------------------------------------	   -----		       -----		     ------
Net Assets Represent:
---------------------
 Paid-in capital		            $203,657,003 	        $121,893,548 	        $23,327,098
 Undistributed net investment income	         819,057 		         -   	             17,849
 Accumulated net realized gain (loss)
  from investments, futures and option
  contracts 				      (5,148,984)	           1,770,209 		    (12,530)
 Net unrealized appreciation (depreciation)
  of investments, futures and option
  contracts		                        (601,527)                    162,350 	            343,557

Net Assets				    $198,725,549                $123,826,107 	        $23,675,974
----------				    ------------		------------		-----------
  *Investments at cost			    $264,244,839                $198,703,650 	        $19,721,427




The accompanying notes are an integral part of these financial statements.

The Managers Funds
Statements of Operations
For the fiscal year ended March 31,2004
=======================================




									    Managers
					   Managers 			  Intermediate 	      Managers
					Short Duration 			    Duration 	       Total
					  Government 			   Government 	       Return
					     Fund 			      Fund 	     Bond Fund
					--------------			--------------	    -------------
Investment Income:
------------------
  Interest income 			 $ 5,634,671 			$ 2,520,804  	    $	589,561
  Dividend income                            171,990                         66,176                 -
     Total investment income               5,806,661                      2,586,980             589,561
     -----------------------		 -----------			 ----------		-------
Expenses:
---------
  Investment advisory and
     management fees 			   1,203,940 			    610,187              81,645
  Administrative fees                            -                              -                40,823
  Transfer agent                              84,628                         56,806               9,381
  Custodian                                  134,513                         37,115              21,208
  Professional fees                           60,468                         44,190              43,159
  Registration fees                           58,205                         36,035              18,603
  Trustees fees and expenses                   7,403                          4,209                 689
  Interest expense                            43,641                             67                  -
  Insurance                                    7,107                          3,343                 271
  Miscellaneous                               22,511                         14,703                 850
     Total expenses before offsets         1,622,416                        806,655             216,629
     -----------------------------	   ---------		            -------		-------
  Expense reimbursements                    (235,154)                       (39,473)            (54,970)
  Expense reductions                              (6)				-	            -

  Net expenses 				   1,387,256 			    767,182             161,659
  ------------				   ---------			    -------		-------
     Net investment income 		   4,419,405                      1,819,798             427,902
     ---------------------		   ---------			  ---------		-------

Net Realized and Unrealized Gain (Loss):
----------------------------------------
  Net realized gain on
    investments and option contracts 	   2,445,590                      2,709,595               2,117
  Net realized loss
    on futures contracts                  (1,754,615)                       (35,965)                -
  Net unrealized appreciation
    (depreciation)of investments
    and option contracts                    (657,017)                      (610,314)            238,595
  Net unrealized depreciation
    of futures contracts                  (1,205,949)                      (158,369)                -

  Net realized and unrealized gain
    (loss)on investments                  (1,171,991)                     1,904,947             240,712
  --------------------------------	 ------------			-----------		-------
Net Increase in Net Assets
  Resulting from Operations              $ 3,247,414                    $ 3,724,745          $  668,614
---------------------------		------------			-----------	     ----------

The Managers Funds
Statements of Changes in Net Assets
For the fiscal periods ended March 31,
========================================






									Managers
  								  Short Duration Government Fund
								------------------------------------
							     	    2004                    2003
							            ----		    ----

  Increase in Net Assets From Operation
  -------------------------------------
   Net investment income				     $   4,419,405 	      $   2,587,796
   Net realized gain (loss)on investments                          690,975                 (782,256)
   Net unrealized appreciation (depreciation)
     of investments                                             (1,862,966)               1,390,485
     Net increase in net assets
       resulting from operations                                 3,247,414                3,196,025
     ----------------------------				----------		  ---------
  Distributions to Shareholders:
  ------------------------------
   From net investment income                                   (4,327,424)              (2,877,036)
   From realized gains on investments                                  -                        -
   Return of capital                                                   -                   (192,995)
    Total distributions to shareholders                         (4,327,424)              (3,070,031)
    -----------------------------------				-----------		 -----------
  From Capital Share Transactions:
  --------------------------------
   Proceeds from sale of shares                                198,318,670              172,951,398
   Net asset value of shares issued in connection
    with reinvestment of dividends and distributions             3,999,105                2,744,405
   Cost of shares repurchased                                 (163,221,952)             (45,581,966)

     Net increase from
      capital share transactions                                39,095,823              130,113,837
     ---------------------------				----------		-----------
      Total increase in net assets 				38,015,813              130,239,831
      ----------------------------				----------		-----------
  Net Assets:
  -----------
   Beginning of period                                         160,709,736               30,469,905
   End of period                                             $ 198,725,549            $ 160,709,736
   -------------					     -------------	      -------------
  End of period (distributed in excess)/
   undistributed net investment income                       $     819,057            $    (727,076)
  -------------------------------------      		     -------------            --------------
  Share Transactions:
  -------------------
   Sale of shares                                               20,365,279                17,759,101
   Shares issued in connection with reinvestment
    of dividends and distributions                                 411,262                   282,118
  Shares repurchased                                           (16,758,841)               (4,681,287)
    Net increase in shares                                       4,017,700                13,359,932
    ----------------------					----------		  ----------

The accompanying notes are an integral part of these financial statements.


       					    Managers				      Managers
				Intermediate Duration Government Fund  		 Total Return Bond Fund
				-------------------------------------  		 ----------------------



					2004               2003                2004            2003 *
					----               ----                ----            -----
				 $   1,819,798       $   2,241,861         $   427,902     $    74,950
                                     2,673,630             749,685               2,117          45,567

                                      (768,683)            992,154             238,595         104,962

                                     3,724,745           3,983,700             668,614         225,479
				     ---------		----------	       -------	       -------

                                    (1,827,167)         (2,279,093)           (433,160)        (66,088)
                                      (664,035)                -               (45,968)            -
                                           -		       -                   -               -
                                    (2,491,202)         (2,279,093)           (479,128)        (66,088)
				    -----------		-----------	      ---------	       -------

                                   107,422,633          79,442,303          14,222,044      14,430,799


				     2,055,258           2,102,884             477,510          65,859
                                   (58,226,960)        (38,800,162)         (4,874,607)       (994,508)

                                    51,250,931          42,745,025           9,824,947      13,502,150
				    ----------		----------	     ---------	    ----------
                                    52,484,474          44,449,632          10,014,433      13,661,541
				    ----------		----------	    ----------	    ----------

                                     71,341,633         26,892,001          13,661,541             -
                                 $  123,826,107     $   71,341,633        $ 23,675,974    $ 13,661,541
				 --------------	    --------------        ------------	  ------------

                                 $         -        $          -          $     17,849    $      8,862

                                 --------------	    ---------------       ------------	  ------------
                                     10,092,322          7,546,058           1,398,411       1,441,496

                                        193,451            199,836              47,146           6,543
                                     (5,483,141)        (3,669,312)           (483,791)        (98,489)

		                      4,802,632          4,076,582             961,766       1,349,550
				      ---------		 ---------	       -------       ---------


*Commencement of operations was December 30,2002.
The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund
Financial Highlights
For a share outstanding throughout each fiscal year
===================================================

Fiscal Year Ended March 31,
---------------------------


				   2004 	2003 		2002 		2001 		2000
				   ----		----		----		----		----
Net Asset Value,
Beginning of Year 		  $9.74  	$9.72 		$9.71 		$9.64 		$9.94
-----------------		  -----		-----		-----		-----		-----
Income from
 Investment Operations:
-----------------------
 Net investment income   	   0.25          0.30            0.54            0.74            0.54
 Net realized and
  unrealized gain (loss)
  on investments                  (0.06)         0.06            0.01           (0.06)          (0.27)

   Total from investment
    operations                     0.19          0.36            0.55            0.68            0.27
   ---------------------	  -----		-----		-----		-----		-----
Less Distributions to
 Shareholders from:
---------------------
 Net investment income            (0.24)        (0.32)          (0.54)          (0.61)          (0.57)
 Return of capital                   -          (0.02)             -               -               -

   Total distributions to
     shareholders                 (0.24)        (0.34)          (0.54)          (0.61)          (0.57)
   ----------------------	  ------	------		------		------		------

Net Asset Value,
 End of Year                      $9.69         $9.74           $9.72           $9.71           $9.64
----------------		  -----		-----		-----		-----		-----

Total Return (a)                  2.00%          3.76%           6.06%           7.35%           2.75%
----------------		  -----		 -----		 -----		 -----		 -----
Ratio of net
 operating expenses
 to average net assets (b)        0.78%          0.78%           0.78%           0.78%           0.78%
Ratio of total expenses
 to average net assets            0.92%(c)       0.92%(c)        1.39%(c)        2.18%(c)        1.07%
Ratio of net
 investment income
 to average net assets (a)        2.59%          2.74%           5.71%           6.24%           6.01%

Portfolio turnover                 349%           418%            683%            866%            268%

Net assets at end of
 year (000's omitted)            $198,726       $160,710        $30,470        $26,263         $35,540



(a)Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)After expense offsets.(See Note 1(c)of "Notes to
Financial Statements.")
(c)Includes interest expense for the fiscal years ended
2004,2003,2002 and 2001 of 0.03%,
0.01%,0.28% and 1.14%,respectively.(See Note 1(i)of
("Notes to Financial Statements.")

Managers Intermediate Duration Government Fund
Financial Highlights
For a share outstanding throughout each fiscal year
===================================================

Fiscal Year Ended March 31,
---------------------------



				2004 		2003 		2002 		2001 		2000
				----		----		----		----		----
Net Asset Value,
 Beginning of Year 		$10.61 		$10.16	 	$9.94 		$9.37 		$9.91
------------------		------		------		-----		-----		-----

Income from
 Investment Operations:
-----------------------
 Net investment income 		  0.23            0.40           0.41            0.61            0.53
 Net realized and
  unrealized gain (loss)
  on investments                  0.20            0.45           0.26            0.49           (0.50)

   Total from investment
    operations 			  0.43 		  0.85 		 0.67 	  	 1.10 		 0.03
   ---------------------	 -----		  ----		 ----		-----		-----

Less Distributions to
 Shareholders from:
---------------------
 Net investment income 		 (0.23)		 (0.40)		(0.45)		(0.53)		(0.53)
 Return of capital		    -               -   	  -		   -		(0.02)
 Net realized gain
  on investments 		 (0.07)		    -		  -                -            (0.02)

   Total distributions to
    shareholders 		 (0.30)          (0.40)         (0.45)          (0.53)          (0.57)
   ----------------------	 ------		 ------		------		------		------

Net Asset Value,
 End of Year 			$10.74 		$10.61	       $10.16	        $9.94	        $9.37
---------------			------		------		-----		-----		-----

Total Return (a)		  4.07%		  8.48%		 6.78%		12.17%		 0.40%
----------------		  -----		  -----		 -----		------		 -----

Ratio of net
 operating expenses to
 average net assets (b)		  0.88%           0.88%          0.88%           0.88%           0.88%

Ratio of total expenses
 to average net assets		  0.93%(c)	  1.03%(c)	 1.09%		 1.07%(c)	 1.06%

Ratio of net
 investment income to
 average net assets (a)		  2.09%           3.75%          3.76%           5.85%           5.72%

Portfolio turnover 		   667%            578%		1,106%		  690%		  455%

Net assets at end of
 year (000's omitted)		$ 123,826 	 $71,342       $26,892          $24,077         $31,139



(a)Total returns and net investment income would have been lower had certain expenses not been reduced.
(b)After expense offsets.(See Note 1(c)of "Notes to
Financial Statements.")
(c)Includes interest expense for the fiscal years ended
2004,2003,2002 and 2001 of 0.00%, 0.03%,
0.01%,respectively.(See Note 1(i)of
("Notes to Financial Statements.")

Managers Total Return Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period
=====================================================



						Fiscal 					Fiscal
					     Year ended           		     Period*ended
					    March 31,2004                            March 31,2003
					   --------------			     -------------
Net Asset Value,
 Beginning of Period			     $10.12                                     $10.00
--------------------			     ------					------
Income from
 Investment Operations:
-----------------------

 Net investment income 			       0.26                                       0.06
 Net realized and unrealized
  gain on investments                          0.16                                       0.11

   Total from investment
    operation				       0.42                                       0.17
   ---------------------		       ----					  ----

Less Distributions to
 Shareholders from:
-----------------------
 Net investment income                        (0.27)                                     (0.05)
 Net realized gain on investments             (0.03)                                        -

    Total distributions to
     shareholders                             (0.30)                                     (0.05)
    ----------------------		      ------					 ------

Net Asset Value,
 End of Period                               $10.24                                     $10.12
----------------			     ------					------

Total Return (a)                               4.17%                                      1.70%(c)
----------------			       -----					  --------
Ratio of net operating expenses
 to average net assets (b)                     0.99%                                      0.99%(d)
Ratio of total expenses
 to average net assets                         1.33%                                      1.95%(d)
Ratio of net investment income
 to average net assets (a)                     2.62%                                      2.37%(d)

Portfolio turnover                               39%                                        62%(c)

Net assets at end of period
 (000's omitted)                             $23,676                                    $13,662



*Commencement of operations was December 30,2002.
(a)Total returns and net investment income would have been lower had certain expenses not been reduced
(b)After expense offsets.(See Note 1(c)of "Notes to Financial
 Statements.")
(c)Not annualized.
(d)Annualized.

The Managers Funds
Notes to Financial Statements
March 31,2004
=============================================================

(1)Summary of Significant Accounting Policies
---------------------------------------------
Managers Trust II ("Trust II ")is a no-load,open-end,management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940,as amended (the "1940 Act ").Included in this report are three series of Trust II:Managers Short Duration Government Fund ("Short Duration "),Managers Intermediate Duration Government Fund ("Intermediate Duration ")and Managers Total Return Bond Fund ("Total Return Bond ").The financial statements of Short Duration, Intermediate Duration and Total Return Bond (each a"Fund " and collectively,,the "Funds ")are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingentassets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods.Actual results could differ from those estimates.The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

(a)Valuation of Investments
---------------------------
Equity securities traded on a domestic or international securities exchange and over-the countersecurities are valued at the last quoted sales price,or,lacking any sales,at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems,which reflect such factors as security prices,yields,maturities,and ratings, and are supplemented by dealer and exchange quotations.Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments,having a remaining maturity of 60 days or less,are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share.Investments in certain mortgage-backed,stripped mortgage-backed,preferred stocks, convertible securities,derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities,various relationships between securitiesand yield to maturity in determining value.Securities (including derivatives)for which market quo-tations are not readily available are valued at fair value,as determined in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)Security Transactions
------------------------
Security transactions are accounted for as of trade date.Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)Investment Income and Expenses
---------------------------------
Dividend income is recorded on the ex-dividend date.Interest income,which includes amortization of premium and accretion of discount on debt securities,as required,is accrued as earned.
Non-cash dividends included in dividend income,if any,are reported at the fair market value of the securities received.Other income and expenses are recorded on an accrual basis.An expense that cannot be directly attributed to a particular Fund is apportioned among the Fund,and in some casesother funds in the family,based upon their relative net assets or number of shareholders.The Funds have an arrangement with the Bank of New York ("BNY ")whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund.For the year ended March 31,2004,the custodian expense was reduced under the BNY arrangement as follows:
Short Duration -$6,Intermediate Duration -$0 and Total
Return Bond -$0.
The Managers Funds LLC (the "Investment Manager "),a subsidiary of Affiliated Managers Group,Inc.("AMG "),has contractually agreed, through at least August 1,2004,to waive its fees and/or bear expenses of each Fund to cause total operating expenses (excluding interest,taxes,brokerage and extraordinary expenses)to not exceed the annual rate of 0.88% for Intermediate Duration,0.78% for Short Duration and 0.99%for Total Return Bond (the "Expense Agreements "). Each Fund is obligated to repay the Investment Manager such amounts waived,paid or reimbursed in future years

The Managers Funds
Notes to Financial Statements (continued)
=========================================

provided that the repayment occurs within three years after the waiver or reimbursement and thatsuch repayment would not cause the Short Duration,Intermediate Duration or Total Return Bond Fund 's expenses as a percent of average net assets in any such future year to exceed 0.78%,0.88% or 0.99%,respectively.

(d)Dividends and Distributions
--------------------------------
Dividends resulting from net investment income,if any,normally are declared and paid monthly for Intermediate Duration,Short Duration and Total Return Bond.Dividends and distributions to shareholders are recorded on the ex-dividend date.Distributions of capital gains,if any,will be made on an annual basis in December and when required for Federal excise tax purposes.Income and capital gain distributions are determined in accordance with Federal income tax regulations,which may differ from generally accepted accounting principles.These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes,options, futures and market discount transactions.Permanent book and tax basis differences,if any,relating to shareholder distributions will result in reclassifications to paid-in capital.The tax character of distributions paid during fiscal years ended March 31,2004 and 2003 were as follows:




                        	Short 			 Intermediate 	      	   Total Return
				Duration                  Duration 		     Bond



			   2004 	2003 	     2004 	   2003 	2004 	     2003
Distributions paid from:  ---------------------------------------------------------------------------------------------
Ordinary income 	   $4,327,424 	$2,877,036   $1,819,798   $2,279,093 	$418,915     $66,088

Short-term capital gains 	  -            -        671,404          -        60,213         -
Return of capital                 -        192,995          -            -           -           -
			  ---------------------------------------------------------------------------------------------
                           $4,327,424   $3,070,031   $2,491,202   $2,279,093    $479,128     $66,088
                          ---------------------------------------------------------------------------------------------
As a %of distributions paid:
Qualified ordinary income         -            -            -            -           -           -
Ordinary income -dividends
received deduction                -            -            -            -           -           -
------------------------------------------------------------------------------------------------------------------------






					    Short 			Intermediate 	        Total Return
				          Duration 		          Duration                 Bond
                                         ---------                      ------------            -------------

Capital loss carryforward 	        $(3,059,271)                        $  -                   $   -
Undistributed ordinary income 		     91,981                            -                    17,849
Undistributed long-term capital gains           -                           47,870                   1,656
Undistributed short-term capital gains          -                        2,114,888                  17,226



Pursuant to section 852 of the Internal Revenue Code,Intermediate
Duration and Total Return Bond designate $47,870 and $1,656, respectively,as long-term capital gain for the taxable year ended
March 31,2004.

(e)Federal Taxes
----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986,as amended,and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.

(f)Capital Loss Carryovers
--------------------------
As of March 31,2004,the following Fund has accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the chart.These amounts may be used to offset realized capital gains,if any,through March 31,2010.





				Capital Loss
    Fund                      Carryover Amounts            Expires Mar.31,
------------               -------------------------       ---------------
Short Duration 			$367,469 			2005
				 760,963 			2008
			       1,568,229                        2009
				 362,610 			2010

</Table


				26

The Managers Funds
Notes to Financial Statements (continued)
=========================================

(g)Capital Stock
----------------
The Trust 's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest,without par value. Each Fund records sales and repurchases of its capital stock on the trade date.
At March 31,2004,certain unaffiliated shareholders,specifically omnibus accounts,held greater than 10%of the outstanding shares of the following Funds:Short Duration - 2 such accounts held 75%;
Intermediate Duration - 3 such accounts held 76%.

(h)Repurchase Agreements
------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral,including accrued interest,will be equal to or exceed the value of the repurchase agreement during the term of the agreement.The underlying collateral for all repurchase agreements is held in safekeeping by the Fund 's custodian or at the Federal Reserve Bank.
If the seller defaults and the value of the collateral declines,or if bankruptcy proceedings commence with respect to the seller of the security,realization of the collateral by the Fund may be delayed or limited.

(i)Reverse Repurchase Agreements (Short Duration)
--------------------------------
A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.Additional assets are maintained in a segregated account with the custodian,and are marked to market daily.The segregated assets may consist of cash,U.S.Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements.In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent,a fund 's use of the proceeds under the agreement may be restricted pending a determination by the other party,or its trustee or receiver,whether to enforce the obligation to repurchase the securities.
Reverse Repurchase agreements as of March 31,2004:




 					Principal					       Current
Fund					 Amount 	Security 	       	       	       Liability
----					-----------	--------			       ---------
Short Duration 				$26,980,000 	Morgan Stanley,1.06% due 4/7/04        $26,985,901



(j)Delayed Delivery Transactions and When-Issued Securities
-----------------------------------------------------------
(Short Duration & Intermediate Duration)
The Funds may purchase or sell securities on a delayed delivery or when-issued basis.Payment and delivery may take place after the customary settlement period for that security.The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction.The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds Schedule of Investments.With respect to purchase commitments,the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon,settlement date and broker are offset.Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds Statement of Assets and Liabilities under the caption Delayed delivery.Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract,or if the issuer does not issue the securities due to political,economic,or other factors.

(k)Dollar Roll and Reverse Dollar Roll Agreements
-------------------------------------------------
(Short Duration & Intermediate Duration)
A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar securities on a specified future date.During the roll period,principal and interestpaid on these securities are not received.When a fund invests in a dollar roll,it is compensated by the difference between the current sales price and the forward price for the future purchase as well as by earnings on the cash proceeds of the initial sale.
A reverse dollar roll is an agreement to buy securities for delivery in the current month and to sell substantially similar securities on a specified

The Managers Funds
Notes to Financial Statements (continued)
=========================================
future date,typically at a lower price.During the roll period,the Fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

TBA Sale Committment (Short Duration & Intermediate Duration)
--------------------
Each Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA settlement commmitment is outstanding, equivalent deliverable securities,or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held over as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under the "Valuation of Investments", in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase committment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established as the date the committment was entered into. TBA sale committments outstanding as of March 31, 2004 are as follows:



Fund			 Amount 	Security 		 	Current Liability
-----			-------		--------			------------------
Short Duration		$500,000	FNMA,6.500%,04/15/34		   $473,244
Intermediate 		$6,000,000 	FNMA,5.500%,04/20/19		 $6,249,998
Duration 		$2,000,000	FNMA,6.500% 04/15/34        	 $2,110,624



(m)Futures Contracts Held or Issued for Purposes other than Trading
-------------------------------------------------------------------
(Short Duration &Intermediate Duration)
Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund 's net asset values relative to each Fund 's targeted option-adjusted duration.On entering into a futures contract,either cash or securities in an amount equal to a certain percentage of the contract value (initial margin)must be deposited with the futures broker.Sub-sequent payments (variation margin)are made or received each day.The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses.The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Short Duration had the following open futures contracts as of March 31,2004:



				Number of 			Expiration 	Unrealized
Type 				Contracts 	Position 	 Month 		Gain/(Loss)
-----				----------	--------	----------	-----------
2-Year U.S.Treasury Note 	120 		Long 		June 2004 	$    91,703
5-Year U.S.Treasury Note 	 46 		Short 		June 2004     	    (28,400)
10-Year U.S.Treasury Bond 	  5 		Short 		June 2004 	     (9,768)
20-Year U.S.Treasury Bond 	  8 		Short 		June 2004 	    (23,341)
10-Year Interest Swap           102 		Short 		June 2004 	   (207,819)
3-Month Eurodollar 		  6 		Long 		June 2009-
	    							December 2011 	     23,680
3-Month Eurodollar 	       1299 		Short 		  June 2004 -
								December 2011 	 (1,949,308)
										 ------------

									Total 	$(2,103,253)
										=============



Intermediate Duration had the following open futures contracts as of March 31,2004:




				Number of 			Expiration 	Unrealized
Type 				Contracts 	Position          Month 	Gain/(Loss)
----				---------	--------	----------	----------
2-Year U.S.Treasury Note 	  1 		Long 		June 2004	$     1,153
5-Year U.S.Treasury Note         17             Long            June 2004            30,619
20-Year U.S.Treasury Bond        27             Short           June 2004           (78,777)


					28




The Managers Funds
Notes to Financial Statements (continued)
=========================================



3-Month Eurodollar               12             Long            September 2007 -
                                                                September 2008       23,657
3-Month Eurodollar               72             Short           June 2004 -
                                                                December 2007      (146,546)
                                                                                  -----------
                                                                Total           $  (169,894)
										=============

Futures transactions involve additional costs and may result in losses.The effective use of futures depends on the Funds' ability to close futures positions at times when the Funds' portfolio managers deem it desirable to do so.The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves,and of the securities that are the subject of a hedge.

(n)Assets Pledged to Cover Margin Requirements for Open Futures
---------------------------------------------------------------
Positions (Short Duration & Intermediate Duration)
---------
The aggregate market value of assets pledged to cover margin requirements for the open futures positions at March 31,2004 was:



Fund 				Assets Pledged
----				--------------
Short Duration 			$986,110
Intermediate Duration 		  49,882


(o)Interest Rate Caps,Swap Contracts and Options
------------------------------------------------
(Short Duration & Intermediate Duration)
Each Fund may enter into over-the-counter transactions involving interest rate caps,swap contracts,or purchase options to enter into such contracts,in order to manage interest rate risk.In an interest rate cap agreement,one party agrees to make payments only under specified circumstances,usually in return for payment of a fee by the other party.An interest rate cap entitles the purchaser,to the extent that a specified index exceeds a predetermined interest rate,to receive payments of interest on a notional principal amount from the party selling such interest rate cap.Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period.The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows.Swaps do not involve the exchange of principal between the parties.Purchased options on swap contracts ("swaptions ")give the holder the right, but not the obligation,to enter into a swap contract with the counter party which has written the option on a date,at an interest rate,and with a notional amount as specified in the swaption agreement.
If the counter party to the swap transaction defaults,the
Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that,in the event of default,the Fund will succeed in pursuing contractual remedies.The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed,or not received at all.During the term of the swap agreementor swaption,unrealized gains or losses are recorded as a result of "marking to market." When the swap agreement or swaption is terminated,the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of)the closing transaction and the Fund 's basis in the contract,if any.In each of the contracts,the Fund pays a premium,to the counter party,in return for the swaption.These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

(2)Agreements and Transactions with Affiliates
----------------------------------------------
The Trust has entered into separate Fund Management Agreements with the Investment Manager dated August 1,2000,with respect to Short Duration, Intermediate Duration and December 20,2002 for Total Return Bond.Under these agreements,the Investment Manager provides or oversees investment advisory and management services to the Funds.The
Investment Manager selects sub advisors for each Fund (subject to Trustee approval),and monitors the portfolio managers' investment programs and results.The Funds are distributed by Managers Distributors,Inc.("MDI "),a wholly-owned subsidiary of The Managers Funds LLC.Each Fund is managed by a sub advisor pursuant to

The Managers Funds
Notes to Financial Statements (continued)
=========================================

a Sub advisory Agreement by and between the Investment Manager on behalf of each Fund and the respective sub advisor.Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager,AMG and/or MDI.
Investment advisory and management fees of 0.70%,0.70%and 0.50% per annum are paid directly by Short Duration,Intermediate Duration and Total Return Bond,respectively,to the Investment Manager based on average daily net assets.
Total Return Bond has entered into an Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as the Fund's administrator (the "Administrator ")and is responsible for all aspects of managing the Fund operations,including administration and shareholderservices to the Fund,its shareholders, and certain institutions,such as bank trust departments,broker-dealers and registered investment advisers,that advise or act as an intermediary with the Fund's shareholders.During the year ended
March 31,2004,the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund 's average daily net assets.
The aggregate annual fee paid to each independent Trustee for serving as a Trustee of Managers Trust I and Trust II is $2,000.The Trustees fee expense shown in the financial statements represents each Fund 's allocated portion of the total fees and expenses paid by the Trust II for the fiscal year ended March 31,2004.

(3)Purchases and Sales of Securities
------------------------------------
Purchases and sales of securities,excluding short-term securities,for the year ended March 31,2004, were as follows.





			Long-Term Securities 		      U.S.Government Securities
Fund 			Purchases 		Sales 		Purchases 	Sales
----			---------		-----		---------	-----
Short Duration 		$781,075,957 		$656,627,529 	$4,529,097 	$5,784,797
Intermediate Duration 	 750,000,684 		 686,238,870 	   930,981 	   893,974
Total Return Bond*	   8,137,909 		   2,795,289 	 4,697,830       2,408,610


(4)Portfolio Securities Loaned
------------------------------
The Funds may participate in a securities lending program offered by BNY,providing for the lending of corporate bonds,equity and government securities to qualified brokers.Collateral on all securities loaned are accepted in cash and/or government securities.Collateral is maintained at a minimum level of 102% of the market value,plus interest,if applicable,of investments on loan. Collateral received in the form of cash is temporarily invested in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY,as a fee for its services under the program,and the Fund loaning the security,according to agreed-upon rates.

(5)Risks Associated with Mortgage Related and Asset-backed Securities
---------------------------------------------------------------------
Asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates.One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.These prepayments would have to be reinvested at lower rates.As a result,these securi-ties may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities,although they may have a similar risk of decline in market value during periods of rising interest rates.Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates.Conversely, during periods of rising interest rates,a reduction in prepayments may increase the effective maturities of these securities,subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities,and therefore, potentially increasing the volatility of the Funds.
Prepayments may cause losses on securities purchased at a premium.At times,some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.
CMO's may be issued by a U.S.government agency or instrumentality or by a private issuer.Although payment of the principal of,and interest on,the underlying collateral securing privately issued CMO 's may be guaranteed by the U.S.government or its agencies or instrumentalities,these

The Managers Funds
Notes to Financial Statements (continued)
=========================================
CMO 's represent obligations solely of the private issuer and are not insured or guaranteed by the U.S.government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMO 's.CMO 's are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities,each having different maturities,interest rates and payment schedules,and with the principal and interest on the underlying mortgages allocated among the several classes in various ways.Payment of interest or principal on some classes or series of CMO 's may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.CMO 's of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities.Thus,the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mort-gage-backed securities.Conversely,slower than anticipated prepayments can extend the effective maturities of CMO 's,subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities,and therefore, potentially increasing their volatility.Prepayments could result in losses on stripped mortgage-backed securities.Stripped mortgage-backed securities are usually structured with two classes that receive different portions of interest and principal distributions on a pool of mortgage loans.The yield to maturity on an interest only or "IO " class of stripped mortgage--backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments)and the underlying assets.A rapid rate of principal prepayments may have a measurable adverse effect on the Fund 's yield to maturity to the extent it invests in IO 's.If the assets underlying the IO experi-ence greater than anticipated prepayments of principal,a Fund may fail to recoup fully its initial investment in these securities.Conversely, principal only or "PO's" tend to increase in value if pre-payments are greater than anticipated and decline if prepayments are slower than anticipated.

Report of Independent Auditors
===============================

To the Trustees of Managers Trust II and the
Shareholders of Managers Short Duration Government Fund,
Managers Intermediate Duration Government Fund and
Managers Total Return Bond Fund:

In our opinion,the accompanying statements of assets and liabilities,including the schedules of portfolio investments,and the related statements of operations and of changes in net assets and the financial highlights present fairly,in all material respects,the financial position of Managers Short Duration Government Fund,Managers Intermediate Duration Government Fund and Managers
Total Return Bond Fund (each a series of Managers Trust II,hereafter referred to as the "Funds "),at March 31,2004,and the results of each of their operations,the changes in each of their net assets and the financial highlights for the periods indicated,in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements ")are the responsibility of the Funds' management;our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America,which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements.An audit includes examining,on a test basis,evidence supporting the amounts and disclosures in the financial statements,assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation.We believe that our audits,which included confirmation of securities at March 31,2004, by correspondence with the custodian and brokers,provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston,Massachusetts
May 19,2004

Trustees and Officers
=====================

	The Trustees and Officers of the Trust,their business addresses,principal occupations for the past five years and dates of birth are listed below.Unless otherwise noted,the address of each Trustee or Officer is the address of the Trust:800 Connecti-cut Avenue,Norwalk,Connecticut 06854.

The Trustees hold office without limit in time except that (a)any Trustee may resign or retire;(b)any Trustee may be removed with or without cause by at least two-thirds of the number of Trustees remaining after such removal (provided that there shall not be fewer than 3 remaining Trustees);(c)shareholders may vote to remove a Trustee at a special meeting of shareholders held at the written request of shareholders of 10%or more of the outstanding shares of the Trust.

Independent Trustees

The following Trustees are not "interested persons "of the Trust within the meaning of the 1940 Act:


Name,Date of Birth,		Principal Occupation(s)During Past 5 Years
Number of Funds 		and Other Directorships Held by Trustee
Overseen
in Fund Complex*

------------------------------------------------------------------------

Jack W.Aber,
-----------
9/9/37     		        Professor of Finance,Boston University School of
* Trustee since 1999		Management (1972-Present);Trustee of Appleton
* Oversees 27 Funds		Growth Fund (1 portfolio);Trustee of Third
  in Fund Complex		Avenue Trust(4 portfolios);Trustee of Third
				Avenue Variable Trust (1 portfolio)


William E. Chapman,II,
---------------------		President and Owner,Longboat Retirement Plan-
9/23/41				ning Solutions (1998-Present);Hewitt Associ-
* Trustee since 1999  		ates,LLC (part time)(provider of Retirement
* Oversees 27 Funds		and Investment Education Seminars);Interim
  in Fund Complex		Executive Vice President,QuadraMed Corporation
				(2001);President Retirement Plans Group,Kemper
				Funds (1990-1998);Trustee of Bowdoin College



Edward J. Kaier,
---------------                 Partner,Hepburn,Willcox,Hamilton &Putnam
9/23/45				(1977-Present);Trustee of Third Avenue Trust (4
* Trustee since 1999		portfolios);Trustee of Third Avenue Variable Trust
* Oversees 27 Funds 		(1 portfolio)
  in Fund Complex


Madeline H.McWhinney,
---------------------      	Member,Investment Committee,New Jersey
3/11/22				Supreme Court (1990-Present);Member,Advisory
* Trustee since 1987		Board on Professional Ethics,New Jersey Supreme
* Oversees 19 Funds		Court (1983-1998);President,Dale,Elliott &
  in Fund Complex		Company,Inc.(Management Consultant)(1977-
				1994);No other directorships held by trustee


				33



Trustees and Officers (continued)
=================================

Steven J.Paggioli,
------------------
4/3/50       		       Consultant (2001-Present);Formerly Executive
* Trustee since 1993	       Vice President and Director,The Wadsworth Group
* Oversees 19 Funds 	       (1986-2001);Executive Vice President,Secretary
  in Fund Complex              and Director,Investment Company Administration,
                               LLC (1990-2001);Vice President,Secretary and
                               Director,First Fund Distributors,Inc.(1991-2001);
                               Trustee,Professionally Managed Portfolios (15
                               portfolios);Director,Sustainable Growth Advisors,
                               LP.

Eric Rakowski,
--------------
6/5/58                         Professor,University of California at Berkeley
* Trustee since 1999	       School of Law (1990-Present);Visiting Profes-
* Oversees 27 Funds	       sor,Harvard Law School (1998-1999);Trustee of
  in Fund Complex	       Third Avenue Trust (4 portfolios);Trustee of Third
                               Avenue Variable Trust (1 portfolio)

Thomas R.Schneeweis,
-------------------	       Professor of Finance,University of Massachusetts
5/10/47			       (1985-Present);Managing Director,CISDM at
* Trustee since 1987	       the University of Massachusetts,(1994-Present);
* Oversees 19 Funds            President and Chief Executive Officer,Schneeweis
  in Fund Complex	       Partners,LLC (2001-Present);No other director-
			       ships held by trustee.

------------------------------------------------------------------------------



*The Fund Complex consists of The Managers Funds,Managers AMG
Funds,Managers Trust I and Managers Trust II.

Interested Trustees (1)
The following Trustees are "interested persons " of the Trust within the meaning of the 1940 Act.Mr.Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with,and interest in securities of,Affiliated
Managers Group,Inc.
Mr.Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers
Funds LLC and Managers Distributors,Inc.



Name,Date of Birth,		Principal Occupation(s)During Past 5 Years
Number of Funds 		and Other Directorships Held by Trustee
Overseen
in Fund Complex*
-------------------------------------------------------------------------

Sean M.Healey,5/9/61            President and Chief Operating Officer,
--------------			Affiliated Managers Group, Inc.(1999-
* Trustee since 1999            Present); Director,Affliated Managers Group,
* Oversees 27 Funds in          Inc.(2001-Present);Executive Vice-President,
Fund Complex                    Affliated Managers Group,Inc.(1995-1999);
				Vice-President, Goldman, Sachs & Company
				(1987-1995); No other directorships
                                held by Trustee

				34



Trustees and Officers (continued)
=================================

Peter M. Lebovitz,
------------------
1/18/55				President and Chief Executive Officer,The Manag-
* Trustee & President		ers Funds LLC (1999-Present);President,Manag-
  since 2002			ers Distributors,Inc.(2000-Present);Director of
* Oversees 27 Funds 		Marketing,The Managers Funds,LP (1994-1999);
  in Fund Complex		Director of Marketing,Hyperion Capital Manage-
				ment,Inc.(1993-1994);Senior Vice President,
				Greenwich Asset Management,Inc.(1989-1993);
				No other directorships held by trustee.
------------------------------------------------------------------------------


*The Fund Complex consists of The Managers Funds,Managers AMG
Funds,Managers Trust I and Managers Trust II.
(1) Interested Person of another person means,when used with respect to an investment company,any affiliated person of such company.

Officers
--------

Name,Date of Birth,
Position(s)Held With Fund
& Length of Time Served 	Principal Occupation(s)During Past 5 Years
--------------------------	------------------------------------------

Galan G.Daukas,10/24/63
-----------------------         Chief Operating Officer,The Managers Funds
* Chief Financial Officer	LLC,(2002-Present);Chief Financial Officer,Man-
  since 2002			agers AMG Funds,Managers Trust I and Managers
				Trust II (2002-Present);Chief Operating Officer
				and Chairman of the Management Committee,
				Harbor Capital Management Co.,Inc.(2000-2002);
				Chief Operating Officer,Fleet Investment Advisors
				(1992-2000).


Donald S.Rumery,5/29/58
-----------------------         Director,Finance and Planning,The Managers
* Treasuer since 1995		Funds LLC,(1994-Present);Treasurer and Chief
* Secretary since 1997		Financial Officer,Managers Distributors,Inc.
				(2000-Present);Treasurer and Secretary of Manag-
				ers Trust I and Managers Trust II (2000-Present);
				Treasurer of Managers AMG Funds (1999-Present)


This page intentionally left blank

				MANAGERS
				=========

			Investment Manager and Administrator
                        ------------------------------------
			The Managers Funds LLC
			800 Connecticut Avenue
			Norwalk,Connecticut 06854
			(203)299-3500 or (800)835-3879

			Distributor
			----------
			Managers Distributors,Inc.
			800 Connecticut Avenue
			Norwalk,Connecticut 06854
			(203)299-3500 or (800)835-3879

			Custodian
			---------
			The Bank of New York
			100 Church Street,10th Floor
			New York,New York 10286


			Legal Counsel
			-------------
			Goodwin Procter LLP
			Exchange Place
			Boston,Massachusetts 02109

			Transfer Agent
			--------------
			Boston Financial Data Services,Inc.
			Attn:The Managers Funds
			P.O.Box 8517
			Boston,Massachusetts 02266-8517
			(800)252-0682

			For ManagersChoice Only
			-----------------------
			PFPC Brokerage Services,Inc.
			P.O.Box 61487
			King of Prussia,Pennsylvania 19406-0897
			(800)358-7668.


The Managers Funds              	  The Managers Funds
Equity Funds:				  Income Funds:
==================		          ==================
VALUE FUND                                MONEY MARKET FUND
 Armstrong Shaw Associates Inc.           J.P.Morgan Investment Management,Inc.
 Osprey Partners Investment Mgmt.,LLC     SHORT DURATION
CAPITAL APPRECIATION FUND                  GOVERNMENT FUND
 Essex Investment Management Co.,LLC      INTERMEDIATE DURATION
 Bramwell capital Management,Inc.          GOVERNMENT FUND
SMALL COMPANY FUND                          Smith Breeden Associates,Inc.
 Kalmar Investment Advisers,Inc.          TOTAL RETURN BOND FUND
SPECIAL EQUITY FUND                         Merganser Capital Management LP
 Donald Smith &Co.,Inc.			  BOND FUND
 Essex Investment Management Co.,LLC      GLOBAL BOND FUND
 Westport Asset Management,Inc.             Loomis,Sayles & Company L.P.
 Kern Capital Management LLC              CONVERTIBLES SECURITIES FUND
 Skyline Asset Management,L.P.		    40/86 Advisors,Inc.

HIGH YIELD FUNDS
INTERNATIONAL EQUITY FUND 		  FIXED INCOME FUND
 Lazard Asset Management LLC		   Loomis,Sayles & Company L.P.
 Bernstein Investment Research
 and Management
 Mastholm Asset Management,L.L.C.
EMERGING MARKETS EQUITY FUND		  Managers AMG Funds
 Rexiter Capital Management Limited	  Equity Funds
FIRST QUADRANT TAX-MANAGED		  ==================
 EQUITY FUND				  ESSEX AGGRESSIVE GROWTH FUNDS
  First Quadrant,L.P.			  ESSEX LARGE CAP GROWTH FUND
SCIENCE & TECHNOLOGY FUND   		    Essex investment Management Company,LLc
20 FUND
 Oak Associates,ltd.			  RORER LARGE-CAP FUND
MID-CAP FUND				  RORER MID-CAP FUND
LARGE-CAP FUND				    Rorer Asset Management,LLC
 Chicago Equity Partners,LLC
BALANCED FUND				  SYSTEMATIC VALUE FUND
 Chicago Equity Partners,LLC		    Systematic Financial Management,LLP
 Loomis,Sayles &Company L.P.
					  BURRIDGE SMALL CAP GROWTH FUND
				 	    The Burridge Group,LLC


This report is prepared for the Fund's
shareholders.It is authorized for
distribution to prospective investors only when preceded or accompanied by an effective prospectus.To receive a free copy of the prospectus or Statement of Additional
Information or to request additional informa-tion about the Fund or other Managers Funds, please contact us by calling 800-835-3879 or by visiting our websites listed below.Distrib-uted by Managers Distributors,Inc.,member
NASD.


www.managersfunds.com
www.managersamg.com
www.managerschoice.com

Item 2.  CODE OF ETHICS.
========================

Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
==========================================

Registrant's Board of Trustees has determined that independent Trustee Mr. Jack W. Aber and Mr. Steven J. Paggioli each qualify as Audit
Committee Financial Experts.  Mr. Aber and Mr. Paggioli are
"independent" as such term is defined in Form N-CSR.


(a) Audit Fees.
---------------

For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PwC") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Short Duration Government Fund, Intermediate Duration Government Fund and Total Return Bond Fund (the "Funds") and for all funds in The Managers Funds Family of Funds Complex are shown in the table below.




Funds 						2004(A) 		2003(A)
-----						-------			-------
Short Duration Government Fund			$14,978			$13,213
Intermediate Duration Government Fund		$13,224			$12,829
Total Return Bond Fund				$12,635 		N/A
All funds in The Managers Funds
Family of Funds Complex audited by PwC 		$318,166 		$281,165


(A) 	Aggregate amounts may reflect rounding.


(b) Audit-Related Fees.
-----------------------

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the Funds that is reasonably related to the performance of the audit or review of the Funds' financial statements, but not reported as Audit Fees, are shown in the table below.



Funds 					2004(A,B) 		2003(A,B)
-----					-------			-------
Short Duration Government Fund		$0			$0
Intermediate Duration Government Fund	$0			$0
Total Return Bond Fund			$0 			$0



(A) 	Aggregate amounts may reflect rounding.

(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Affiliated Managers Group, Inc. ("AMG") and entities controlling, controlled by, or under common control with AMG (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the Funds that are reasonably related to the performance of the audit or review of the Funds' financial statements, but not reported as Audit Fees, are shown in the table below.



Billed By			2004(A,B)		2003(A,B)
---------			---------		---------
PwC 				 $0 			 $0


(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.


Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.
-------------

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the Funds is shown in the table below.



Funds					2004(A,B)		2003(A,B)
-----					---------		---------
Short Duration Government Fund		$3,541			$7,046
Intermediate Duration Government Fund	$3,520			$6,783
Total Return Bond Fund			$3,254 			N/A



(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.


In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the Funds is shown in the table below.




Billed By 		2004(A,B) 		2003(A,B)
---------		---------		---------
PwC 			$0 			$0



(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.
-------------------

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the Funds is shown in the table below.



Funds 					2004(A,B)		2003(A,B)
-----					---------		---------

Short Duration Government Fund		$0			$236
Intermediate Duration Government Fund	$0			$171
Total Return Bond Fund			$0 			N/A



(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Funds Service Providers that relate directly to the operations and financial reporting of the Funds is shown in the table below.



Billed By 			2004(A,B)		2003(A,B)
---------			---------		---------
PwC 				$0 			$0



(A) 	Aggregate amounts may reflect rounding.
(B)	Amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

(e)(1) 	Audit Committee Pre-Approval Policies and Procedures:
-------------------------------------------------------------

The Audit Committee has adopted pre-approval policies and procedures as follows: Before PwC is engaged to render audit or non-audit services, the engagement is approved by the Audit Committee. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve any other non-audit services to be performed by PwC involving fees of not more than $20,000, provided that the Chairman notifies members of the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

 (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
-------------------

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:
---------

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:
---------------

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Funds. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of the Funds' financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:



Funds 					2004
-----					----

Short Duration Government Fund		0%
Intermediate Duration Government Fund	0%
Total Return Bond Fund			0%



(g) The following table sets forth the non-audit services provided by PwC to the Funds' advisers The Managers Funds and entities controlling, controlled by or under common control with The Managers Funds LLC that provide ongoing services to the Funds ("Control Affiliates") for the last two fiscal years.




			Audit-related fees(A)	 Tax fees(A)	All other fees(A)
			---------------------	 -----------	-----------------
                     	 2003	   2004	    	2003    2004	2003    2004

Control Affiliates    	 $0	    $0	     	$0      $0      $0      $0



(A) 	Aggregate amounts may reflect rounding.

(h) The Trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and its related entities.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
==============================================

Not applicable.


Item 6. [RESERVED]
==================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
	END MANAGEMENT INVESTMENT COMPANIES.
==============================================================================


Not applicable.


Item 8. [RESERVED]
==================


Item 9.  CONTROLS AND PROCEDURES.
=================================

(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.
(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
==================


(a)	Any code of ethics or amendments hereto.  Filed herewith.
(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.
(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

			 SIGNATURES
			 ==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MANAGERS TRUST II
=================

By:	/s/ Peter M. Lebovitz
 	---------------------
	Peter M. Lebovitz, President


Date	June 2, 2004
	------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
 	---------------------
	Peter M. Lebovitz, President


Date	June 2, 2004
	------------


By:	/S/ Galan G. Daukas
	-------------------
	Galan G. Daukas, Chief Financial Officer


Date	June 2, 2004
	------------